GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – 35.8%
Banks – 8.4%
American Express Co.(a)
$25,000	3.625%		12/05/2024	$ 25,662
Bank of America Corp.
75,000	4.125		01/22/2024	78,503
	(3 Mo. LIBOR + 0.94%),
75,000	3.864	(a)(b)	07/23/2024	77,116
50,000	4.200		08/26/2024	51,771
45,000	3.248	(a)	10/21/2027	44,112
	(3 Mo. LIBOR + 1.58%),
75,000	3.824	(a)(b)	01/20/2028	76,013
	(3 Mo. LIBOR + 1.37%),
25,000	3.593	(a)(b)	07/21/2028	24,921
	(3 Mo. LIBOR + 1.04%),
85,000	3.419	(a)(b)	12/20/2028	83,248
	(3 Mo. LIBOR + 1.31%),
50,000	4.271	(a)(b)	07/23/2029	52,074
Bank of America Corp. Series L(a)
25,000	4.183		11/25/2027	25,393
Bank of New York Mellon Corp. (The)(a)
25,000	3.300		08/23/2029	24,972
Citigroup, Inc.
220,000	3.400		05/01/2026	219,274
25,000	4.125		07/25/2028	25,106
Deutsche Bank AG
115,000	2.700		07/13/2020	113,763
Discover Financial Services(a)
75,000	3.750		03/04/2025	75,069
GE Capital International Funding Co. Unlimited Co.
200,000	3.373		11/15/2025	194,491
Huntington Bancshares, Inc.(a)
50,000	4.000		05/15/2025	51,942
JPMorgan Chase & Co.
155,000	4.400		07/22/2020	158,474
95,000	2.700	(a)	05/18/2023	94,077
	(3 Mo. LIBOR + 1.00%),
200,000	4.023	(a)(b)	12/05/2024	207,569
	(3 Mo. LIBOR + 1.25%),
100,000	3.960	(a)(b)	01/29/2027	103,298
15,000	3.625	(a)	12/01/2027	14,919
	(3 Mo. LIBOR + 1.34%),
75,000	3.782	(a)(b)	02/01/2028	76,470
	(3 Mo. LIBOR + 0.95%),
45,000	3.509	(a)(b)	01/23/2029	44,655
JPMorgan Chase & Co. Series Z(a)(b)
	(3 Mo. LIBOR + 3.80%),
85,000	5.300		12/31/2049	85,858
Mizuho Financial Group, Inc.
250,000	2.601		09/11/2022	246,891
Morgan Stanley
	(3 Mo. LIBOR + 1.40%),
50,000	4.179	(a)(b)	10/24/2023	50,723
	(3 Mo. LIBOR + 0.85%),
50,000	3.737	(a)(b)	04/24/2024	50,992
225,000	3.700		10/23/2024	229,440
25,000	3.625		01/20/2027	25,054
	(3 Mo. LIBOR + 1.63%),
100,000	4.431	(a)(b)	01/23/2030	105,496
Morgan Stanley Series F
35,000	3.875		04/29/2024	36,050
Nuveen LLC(a)(c)
50,000	4.000		11/01/2028	53,338

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
Royal Bank of Canada(b)
	(3 Mo. LIBOR + 0.39%),
$50,000	3.141%		04/30/2021	$ 50,091
Standard Chartered plc(a)(b)(c)
	(3 Mo. LIBOR + 1.15%),
200,000	4.247		01/20/2023	203,224
Wells Fargo & Co.
175,000	3.000		10/23/2026	170,442
25,000	4.150	(a)	01/24/2029	26,150
Westpac Banking Corp.(a)(b)
	(5 Yr. Swap Rate + 2.24%)
25,000	4.322		11/23/2031	24,806

				3,301,447

Capital Goods – 1.3%
Boeing Co. (The)(a)
50,000	3.450		11/01/2028	50,991
Hubbell, Inc.(a)
45,000	3.500		02/15/2028	43,859
Northrop Grumman Corp.
75,000	2.930	(a)	01/15/2025	74,021
75,000	3.250	(a)	01/15/2028	73,790
25,000	4.750		06/01/2043	27,226
Roper Technologies, Inc.(a)
50,000	4.200		09/15/2028	51,953
Stanley Black & Decker, Inc.(a)
50,000	4.250		11/15/2028	53,826
United Technologies Corp.
	(3 Mo. LIBOR + 0.65%),
25,000	3.333	(a)(b)	08/16/2021	25,013
25,000	3.350		08/16/2021	25,335
50,000	3.950	(a)	08/16/2025	51,993
25,000	2.650	(a)	11/01/2026	23,834

				501,841

Consumer Services(a) – 0.4%
Marriott International, Inc.
85,000	2.300		01/15/2022	83,575
Starbucks Corp.
75,000	3.800		08/15/2025	77,331

				160,906

Electric – 2.2%
Alliant Energy Finance LLC(a)(c)
25,000	3.750		06/15/2023	25,453
Arizona Public Service Co.(a)
45,000	2.950		09/15/2027	44,016
Berkshire Hathaway Energy Co.(a)
25,000	3.250		04/15/2028	24,863
Duke Energy Carolinas LLC(a)
25,000	3.950		03/15/2048	25,629
Emera US Finance LP(a)
45,000	2.700		06/15/2021	44,609
Entergy Corp.(a)
45,000	2.950		09/01/2026	43,257
Exelon Corp.(a)
45,000	3.497		06/01/2022	45,484
Florida Power & Light Co.(a)
68,000	4.125		02/01/2042	72,193
MidAmerican Energy Co.(a)
50,000	3.650		04/15/2029	52,072

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Electric – (continued)
NiSource, Inc.(a)
$50,000	3.650%		06/15/2023	$ 51,018
95,000	3.490		05/15/2027	94,687
Progress Energy, Inc.
120,000	7.000		10/30/2031	156,813
Sempra Energy(a)(b)
	(3 Mo. LIBOR + 0.50%),
70,000	3.287		01/15/2021	69,426
Southern California Edison Co. Series A(a)
50,000	4.200		03/01/2029	50,840
Southern Co. (The)(a)
60,000	3.250		07/01/2026	58,869

				859,229

Energy – 4.1%
Anadarko Petroleum Corp.
15,000	5.550	(a)	03/15/2026	16,374
15,000	6.450		09/15/2036	17,278
BP Capital Markets America, Inc.(a)
75,000	3.224		04/14/2024	76,014
25,000	4.234		11/06/2028	26,768
Cenovus Energy, Inc.(a)
25,000	4.250		04/15/2027	24,591
Concho Resources, Inc.(a)
50,000	4.300		08/15/2028	51,632
Continental Resources, Inc.(a)
150,000	4.500		04/15/2023	155,356
Devon Energy Corp.(a)
29,000	5.850		12/15/2025	32,923
25,000	5.600		07/15/2041	27,633
5,000	4.750		05/15/2042	5,045
Dolphin Energy Ltd. LLC(c)
10,464	5.888		06/15/2019	10,425
Energy Transfer Operating LP(a)
25,000	4.650		06/01/2021	25,754
75,000	4.200		09/15/2023	77,568
25,000	4.950		06/15/2028	26,238
25,000	5.250		04/15/2029	26,853
25,000	5.300		04/15/2047	24,643
25,000	6.000		06/15/2048	27,025
EQM Midstream Partners LP(a)
100,000	4.750		07/15/2023	101,979
Kinder Morgan Energy Partners LP(a)
25,000	5.400		09/01/2044	26,523
Kinder Morgan, Inc.(a)
145,000	3.050		12/01/2019	145,054
Marathon Oil Corp.(a)
50,000	4.400		07/15/2027	51,467
Marathon Petroleum Corp.(a)
25,000	3.625		09/15/2024	25,229
25,000	3.800	(c)	04/01/2028	24,757
MPLX LP(a)
25,000	4.800		02/15/2029	26,331
35,000	4.500		04/15/2038	33,288
25,000	5.500		02/15/2049	26,724
Newfield Exploration Co.
50,000	5.625		07/01/2024	54,625
ONEOK, Inc.(a)
75,000	4.550		07/15/2028	77,677
Petroleos Mexicanos
60,000	6.375		02/04/2021	61,920
Phillips 66(a)
60,000	3.900		03/15/2028	61,223

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Energy – (continued)
Pioneer Natural Resources Co.(a)
$25,000	3.950%		07/15/2022	$ 25,729
Plains All American Pipeline LP(a)
15,000	3.650		06/01/2022	15,116
35,000	3.850		10/15/2023	35,371
45,000	4.500		12/15/2026	46,260
Sabine Pass Liquefaction LLC(a)
75,000	5.625		03/01/2025	82,490
Valero Energy Corp.
35,000	3.650		03/15/2025	35,497

				1,609,380

Food & Beverage – 2.2%
Anheuser-Busch Cos. LLC(a)(c)
35,000	4.700		02/01/2036	34,978
35,000	4.900		02/01/2046	35,169
Anheuser-Busch InBev Finance, Inc.(a)
37,000	2.650		02/01/2021	36,943
Anheuser-Busch InBev Worldwide, Inc.(a)
125,000	4.000		04/13/2028	127,008
150,000	4.750		01/23/2029	159,745
Constellation Brands, Inc.(a)
	(3 Mo. LIBOR + 0.70%),
75,000	3.384	(b)	11/15/2021	75,064
50,000	4.400		11/15/2025	52,464
25,000	3.700		12/06/2026	24,872
50,000	3.600		02/15/2028	48,906
Keurig Dr Pepper, Inc.(a)(c)
50,000	4.057		05/25/2023	51,457
Mars, Inc.(a)(c)
25,000	2.700		04/01/2025	24,905
25,000	3.200		04/01/2030	24,983
Smithfield Foods, Inc.(c)
125,000	2.700		01/31/2020	124,243
Tyson Foods, Inc.(a)
50,000	3.900		09/28/2023	51,465

				872,202

Health Care Equipment & Services – 1.7%
Becton Dickinson and Co.(a)
	(3 Mo. LIBOR + 0.88%),
93,000	3.476	(b)	12/29/2020	93,004
95,000	2.894		06/06/2022	94,457
25,000	3.363		06/06/2024	25,027
Cigna Corp.(a)(c)
150,000	3.750		07/15/2023	153,719
CVS Health Corp.(a)
45,000	4.125		05/15/2021	45,960
75,000	3.500		07/20/2022	76,007
50,000	3.700		03/09/2023	50,830
50,000	3.875		07/20/2025	50,626
25,000	4.780		03/25/2038	24,772
UnitedHealth Group, Inc.
35,000	4.625		07/15/2035	39,216

				653,618

Life Insurance – 0.8%
American International Group, Inc.(a)
125,000	3.900		04/01/2026	125,659
25,000	4.200		04/01/2028	25,362
Marsh & McLennan Cos., Inc.(a)
50,000	4.375		03/15/2029	52,989
Principal Financial Group, Inc.(a)
50,000	3.100		11/15/2026	48,725

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Life Insurance – (continued)
Prudential Financial, Inc.(a)
$50,000	3.878%		03/27/2028	$ 52,424

				305,159

Materials – 0.4%
DowDuPont, Inc.(a)
50,000	4.205		11/15/2023	52,297
50,000	4.493		11/15/2025	53,332
Ecolab, Inc.
4,000	5.500		12/08/2041	4,907
Huntsman International LLC(a)
25,000	4.500		05/01/2029	24,894
Sherwin-Williams Co. (The)(a)
25,000	3.450		06/01/2027	24,545

				159,975

Media & Entertainment – 1.8%
CCO Safari II LLC(a)
65,000	4.464		07/23/2022	67,275
50,000	4.500		02/01/2024	52,022
70,000	4.908		07/23/2025	73,758
Comcast Corp.(a)
125,000	3.700		04/15/2024	129,175
45,000	3.375		08/15/2025	45,657
25,000	3.300		02/01/2027	24,954
25,000	3.150		02/15/2028	24,507
125,000	4.150		10/15/2028	131,782
25,000	4.250		10/15/2030	26,566
Fox Corp.(a)(c)
25,000	4.030		01/25/2024	25,949
25,000	4.709		01/25/2029	26,774
Time Warner Cable LLC
15,000	5.000		02/01/2020	15,246
Walt Disney Co. (The)(a)(c)
25,000	3.700		09/15/2024	26,142
25,000	6.150		03/01/2037	32,538

				702,345

Metals and Mining – 0.3%
Glencore Funding LLC(c)
75,000	4.125	(a)	03/12/2024	75,751
25,000	4.625		04/29/2024	25,821

				101,572

Pharmaceuticals, Biotechnology & Life Sciences – 2.6%
AbbVie, Inc.
45,000	2.500	(a)	05/14/2020	44,881
75,000	3.375		11/14/2021	75,976
50,000	3.750	(a)	11/14/2023	51,319
Amgen, Inc.(a)
70,000	3.125		05/01/2025	70,049
Bayer US Finance II LLC(a)(c)
200,000	3.875		12/15/2023	201,558
Bayer US Finance LLC(c)
200,000	3.000		10/08/2021	198,525
Celgene Corp.(a)
50,000	3.875		08/15/2025	51,280
Elanco Animal Health, Inc.(c)
50,000	3.912		08/27/2021	50,809
25,000	4.272	(a)	08/28/2023	25,754
Pfizer, Inc.(a)
100,000	3.450		03/15/2029	102,725
Teva Pharmaceutical Finance Netherlands III BV
30,000	2.200		07/21/2021	28,581
30,000	2.800		07/21/2023	26,828

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
Thermo Fisher Scientific, Inc.(a)
$35,000	3.000%	04/15/2023	$ 35,028
15,000	3.650	12/15/2025	15,375
Zoetis, Inc.(a)
45,000	3.000	09/12/2027	43,272

			1,021,960

Pipelines(a) – 0.5%
Columbia Pipeline Group, Inc.
35,000	3.300	06/01/2020	35,145
Petroleos Mexicanos
30,000	6.750	09/21/2047	27,676
Sunoco Logistics Partners Operations LP
15,000	4.250	04/01/2024	15,459
25,000	5.400	10/01/2047	24,934
Williams Cos., Inc. (The)
25,000	3.600	03/15/2022	25,361
50,000	3.900	01/15/2025	51,098
35,000	4.000	09/15/2025	35,983

			215,656

Property/Casualty Insurance – 0.2%
Arch Capital Group US, Inc.
36,000	5.144	11/01/2043	40,015
XLIT Ltd.
45,000	4.450	03/31/2025	46,866

			86,881

Real Estate Investment Trusts(a) – 2.0%
Alexandria Real Estate Equities, Inc.
25,000	3.800	04/15/2026	25,360
American Campus Communities Operating Partnership LP
95,000	4.125	07/01/2024	97,189
American Homes 4 Rent LP
75,000	4.900	02/15/2029	77,718
American Tower Corp.
75,000	3.375	05/15/2024	75,529
Crown Castle International Corp.
25,000	2.250	09/01/2021	24,617
85,000	3.150	07/15/2023	84,949
60,000	3.650	09/01/2027	59,179
CubeSmart LP
45,000	4.000	11/15/2025	45,496
HCP, Inc.
10,000	2.625	02/01/2020	9,975
Healthcare Trust of America Holdings LP
35,000	3.375	07/15/2021	35,099
Kilroy Realty LP
25,000	4.750	12/15/2028	26,579
National Retail Properties, Inc.
45,000	4.000	11/15/2025	46,064
Office Properties Income Trust
25,000	3.600	02/01/2020	25,034
Ventas Realty LP
45,000	3.500	02/01/2025	45,064
VEREIT Operating Partnership LP
50,000	4.625	11/01/2025	51,703
50,000	3.950	08/15/2027	49,275

			778,830

Retailing(a) – 0.9%
Alimentation Couche-Tard, Inc. (c)
45,000	2.700	07/26/2022	44,434

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Retailing(a) – (continued)
Amazon.com, Inc.
$35,000	5.200%	12/03/2025	$ 39,794
45,000	4.800	12/05/2034	52,301
15,000	3.875	08/22/2037	15,612
Dollar Tree, Inc.
50,000	4.000	05/15/2025	50,617
50,000	4.200	05/15/2028	49,792
Expedia Group, Inc.
35,000	3.800	02/15/2028	33,802
Home Depot, Inc. (The)
50,000	3.900	12/06/2028	53,175
25,000	4.250	04/01/2046	26,548

			366,075

Software & Services(a) – 0.1%
Fiserv, Inc.
25,000	3.800	10/01/2023	25,630
25,000	4.200	10/01/2028	25,742

			51,372

Technology – 2.7%
Apple, Inc.(a)
225,000	2.450	08/04/2026	217,622
25,000	4.650	02/23/2046	28,294
Broadcom Corp.(a)
50,000	2.650	01/15/2023	48,617
125,000	3.625	01/15/2024	124,743
50,000	3.125	01/15/2025	47,821
Broadcom, Inc.(a)(c)
100,000	3.125	10/15/2022	99,668
50,000	3.625	10/15/2024	49,486
50,000	4.250	04/15/2026	49,511
Dell International LLC(a)(c)
45,000	5.450	06/15/2023	47,948
50,000	6.020	06/15/2026	53,710
50,000	8.350	07/15/2046	60,566
Hewlett Packard Enterprise Co.(a)
45,000	4.900	10/15/2025	47,856
25,000	6.350	10/15/2045	26,214
Microchip Technology, Inc.(c)
25,000	3.922	06/01/2021	25,219
Micron Technology, Inc.(a)
50,000	4.975	02/06/2026	51,000
Oracle Corp.(a)
70,000	2.500	05/15/2022	69,654
QUALCOMM, Inc.(a)
25,000	2.600	01/30/2023	24,698

			1,072,627

Tobacco(a) – 0.2%
Altria Group, Inc.
75,000	3.800	02/14/2024	76,356
BAT Capital Corp.
25,000	3.222	08/15/2024	24,432

			100,788

Transportation – 0.7%
Burlington Northern Santa Fe LLC(a)
25,000	4.050	06/15/2048	25,765
Delta Air Lines, Inc.
150,000	3.400	04/19/2021	150,689
FedEx Corp.(a)
45,000	3.400	02/15/2028	44,510

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Transportation – (continued)
Penske Truck Leasing Co. LP(a)(c)
$70,000	3.375%		02/01/2022	$ 70,311

				291,275

Wireless Telecommunications – 2.3%
American Tower Corp.
45,000	4.700%		03/15/2022	47,130
AT&T, Inc.
60,000	3.200	(a)	03/01/2022	60,509
105,000	3.800		03/15/2022	107,737
50,000	3.000	(a)	06/30/2022	50,116
120,000	3.600	(a)	02/17/2023	122,272
70,000	3.400	(a)	05/15/2025	69,458
110,000	4.250	(a)	03/01/2027	113,083
Verizon Communications, Inc.
25,000	2.625		08/15/2026	23,948
145,000	4.329		09/21/2028	153,614
62,000	5.012		04/15/2049	67,608
Vodafone Group plc
100,000	3.750		01/16/2024	101,037

				916,512

TOTAL CORPORATE BONDS (Cost $13,865,290)				$14,129,650

Mortgage-Backed Securities – 28.6%
FHLMC – 0.2%
$5	6.500%		10/01/2020	$ 5
3,490	4.500		07/01/2024	3,605
20,777	4.500		11/01/2024	21,483
4,589	4.500		12/01/2024	4,745
7,844	7.500		12/01/2029	9,029
2,288	5.000		10/01/2033	2,460
3,528	5.000		07/01/2035	3,794
4,811	5.000		12/01/2035	5,203
1,002	5.000		03/01/2038	1,083
3,017	5.000		06/01/2041	3,249

				54,656

FNMA – 14.4%
350	5.000		06/01/2023	362
30,577	5.500		09/01/2023	31,572
9,096	5.500		10/01/2023	9,400
2,031	4.500		07/01/2024	2,094
52,288	4.500		11/01/2024	54,001
23,186	4.500		12/01/2024	23,955
7,477	9.000		11/01/2025	8,338
30,303	7.000		08/01/2026	33,247
14,568	8.000		10/01/2029	16,801
1,169	8.500		04/01/2030	1,369
2,174	8.000		05/01/2030	2,281
38	8.500		06/01/2030	38
6,547	8.000		08/01/2032	7,539
9,136	4.500		08/01/2039	9,727
42,179	3.000		01/01/2043	42,308
175,279	3.000		03/01/2043	175,816
243,581	3.000		04/01/2043	244,328
181,535	3.000		05/01/2043	182,091
588,929	4.500		04/01/2045	628,472
66,194	4.500		05/01/2045	70,659
406,131	4.000		02/01/2048	423,410
540,590	4.000		03/01/2048	563,589
44,575	4.000		07/01/2048	46,501

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date		Value

Mortgage-Backed Securities – (continued)
FNMA – (continued)
	$982,976	4.500%	10/20/2048		$ 1,021,751
	2,000,000	4.500	TBA-30yr	(d)	2,083,777

					5,683,426

GNMA – 14.0%
	1,515	7.000	10/15/2025		1,540
	5,990	7.000	11/15/2025		6,381
	882	7.000	02/15/2026		902
	2,850	7.000	04/15/2026		3,028
	2,758	7.000	03/15/2027		2,931
	18,699	7.000	11/15/2027		19,272
	195	7.000	01/15/2028		195
	13,868	7.000	02/15/2028		15,332
	1,606	7.000	03/15/2028		1,620
	895	7.000	04/15/2028		902
	142	7.000	05/15/2028		157
	2,713	7.000	06/15/2028		2,947
	5,733	7.000	07/15/2028		6,259
	10,255	7.000	09/15/2028		10,951
	1,998	7.000	11/15/2028		2,107
	1,429	7.500	11/15/2030		1,431
	111,870	6.000	08/20/2034		126,923
	109,425	5.000	06/15/2040		117,420
	519,384	4.000	08/20/2043		541,070
	258,369	4.000	08/20/2045		268,188
	252,387	4.000	10/20/2045		261,978
	993,319	4.500	12/20/2048		1,034,054
	991,888	5.000	12/20/2048		1,037,178
	2,000,000	4.500	TBA-30yr	(d)	2,076,730

					5,539,496

TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,224,351)					$11,277,578

Collateralized Mortgage Obligations – 3.2%
Adjustable Rate Non-Agency(a)(b) – 2.3%
Alternative Loan Trust Series 2005-38, Class A1
	$87,361	3.897%	09/25/2035		$ 86,265
Harben Finance plc Series 2017-1X, Class A
GBP	80,722	1.659	08/20/2056		104,770
Lehman XS Trust Series 2005-7N, Class 1A1A
	$153,042	3.026	12/25/2035		148,978
London Wall Mortgage Capital plc Series 2017-FL1, Class A
GBP	84,240	1.720	11/15/2049		109,526
MASTR Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	$189,968	3.247	12/25/2046		282,849
Ripon Mortgages plc Series 1X, Class A2
GBP	145,215	1.659	08/20/2056		188,430

					920,818

Sequential Fixed Rate – 0.9%
FNMA REMIC Series 2012-111, Class B
	$12,713	7.000	10/25/2042		14,531
FNMA REMIC Series 2012-153, Class B
	34,422	7.000	07/25/2042		39,536

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations – (continued)
Sequential Fixed Rate – (continued)
NCUA Guaranteed Notes Series A4
$300,000	3.000%	06/12/2019	$ 300,169

			354,236

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,152,597)			$ 1,275,054

Commercial Mortgage-Backed Security(a)(b)(c) – 0.4%
Adjustable Rate Non-Agency – 0.4%
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A
$150,000	3.314%	06/15/2035	$ 149,439
(Cost $150,000)

U.S. Government Agency Securities – 2.5%
FHLB
$100,000	3.375%	12/08/2023	$ 104,760
FNMA
400,000	1.875	09/24/2026	382,492
400,000	6.250	05/15/2029	526,291

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,015,098)			$ 1,013,543

Asset-Backed Securities(a) – 11.3%
Automobile – 0.3%
Ally Master Owner Trust Series 2018-1, Class A2
$100,000	2.700%	01/17/2023	$ 99,915

Collateralized Debt Obligations(b)(c) – 1.6%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A
200,000	3.634	06/15/2028	199,627
KREF Ltd. Series 2018-FL1, Class A
150,000	3.589	06/15/2036	150,023
Orix Credit Alliance Owner Trust Ltd. Series 2018-CRE1, Class A
125,000	3.669	06/15/2036	125,039
TPG Real Estate Finance Issuer Ltd. Series 2018-FL2, Class A
175,000	3.619	11/15/2037	175,000

			649,689

Collateralized Loan Obligations(b)(c) – 4.2%
CBAM Ltd. Series 2018-5A, Class A
525,000	3.793	04/17/2031	518,919
Cutwater Ltd. Series 2014-1A, Class A1AR
398,790	4.037	07/15/2026	398,801
Madison Park Funding XXX Ltd. Series 2018-30A, Class A
750,000	3.537	04/15/2029	736,874

			1,654,594

Home Equity(b) – 0.2%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 1A1
9,246	7.000	09/25/2037	9,281
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
56,826	7.000	09/25/2037	58,384

			67,665

Student Loans(b) – 5.0%
Academic Loan Funding Trust Series 2012-1A, Class A2(c)
471,925	3.585%	12/27/2044	468,271

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loans(b) – continued
AccessLex Institute Series 2005-2, Class A3
$2,023	2.843%	11/22/2024	$ 2,023
Chase Education Loan Trust Series 2007-A, Class A3
11,043	2.667	12/28/2023	11,030
ECMC Group Student Loan Trust Series 2016-1A, Class A(c)
381,966	3.836	07/26/2066	384,238
EFS Volunteer No. 2 LLC Series 2012-1, Class A2 (c)
550,000	3.836	03/25/2036	558,264
Nelnet Student Loan Trust Series 2006-2, Class A5
73,912	2.871	01/25/2030	73,868
Northstar Education Finance, Inc. Series 2007-1, Class A1
49,223	2.871	04/28/2030	49,004
Scholar Funding Trust Series 2010-A, Class A(c)
110,705	3.515	10/28/2041	109,658
SLM Student Loan Trust Series 2003-7A, Class A5A(c)
333,929	3.811	12/15/2033	333,769

			1,990,125

TOTAL ASSET-BACKED SECURITIES (Cost $4,471,382)			$ 4,461,988

Foreign Government Securities – 4.5%
Indonesia Government International Note(c)
$230,000	4.750%	01/08/2026	$ 242,844
Israel Government AID Bond(e)
400,000	5.500	09/18/2023	452,213
200,000	5.500	12/04/2023	226,464
100,000	5.500	04/26/2024	114,639
Kuwait International Government Bond
500,000	3.500	03/20/2027	509,270
United Arab Emirates Government International Bond(c)
220,000	3.125	10/11/2027	218,075

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,749,869)			$ 1,763,505

Municipal Bonds – 1.7%
California – 0.4%
California State Various Purpose GO Bonds Series 2010
$105,000	7.625%	03/01/2040	$ 159,041

Illinois – 1.0%
Illinois State GO Bonds for Build America Bonds Series 2010-5
100,000	7.350	07/01/2035	113,623
Illinois State GO Bonds Pension Funding Series 2003
25,000	5.100	06/01/2033	24,566
Illinois State GO Bonds Series 2015-B(f)
199,000	7.750	01/01/2025	254,121

			392,310

Ohio – 0.3%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
100,000	6.270	02/15/2050	130,302

TOTAL MUNICIPAL BONDS (Cost $584,127)			$ 681,653

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 13.0%
U.S. Treasury Bonds
$410,000	3.750%	11/15/2043	$ 481,598
100,000	3.000	11/15/2044	103,958
200,000	2.875	08/15/2045	203,145
950,000	2.875	11/15/2046	964,200
120,000	3.000	05/15/2047	124,658
150,000	2.750	11/15/2047	148,185
1,310,000	3.000	02/15/2048	1,358,618
U.S. Treasury Inflation Linked Notes
260,720	0.750	07/15/2028	266,800
U.S. Treasury Notes
360,000	2.250	03/31/2026	358,592
U.S. Treasury STRIPS Bonds(g)
1,800,000	0.000	02/15/2036	1,137,938

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,055,119)			$ 5,147,692

Shares	Dividend Rate	Value

Investment Company (h) – 8.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares(h)
3,140,127	2.437%	$ 3,140,127
(Cost $3,140,127)

TOTAL INVESTMENTS – 109.0% (Cost $42,407,960)		$43,040,229

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.0)%		(3,572,927)

NET ASSETS – 100.0%		$39,467,302

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2019.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $4,160,507 which represents approximately 10.5% of net assets as of March 31, 2019.

(e)	Guaranteed by the United States Government. Total market value of these securities amounts to $793,316 which represents 2.01% of net assets as of March 31, 2019.

(f)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Represents an Affiliated Issuer.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
EURIBOR	— Euro Interbank Offer Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Mo.	— Month
NIBOR	— Norwegian Interbank Offered Rate
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
RMKT	— Remarketed
SONIA	— Sterling Overnight Index Average
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
Yr.	— Year

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	AUD	27,140	EUR	16,900	06/19/2019	$214
	AUD	294,732	USD	209,016	06/19/2019	564
	CAD	927,906	USD	695,035	06/19/2019	694
	CHF	55,192	USD	55,616	06/19/2019	228
	EUR	23,965	GBP	20,653	06/19/2019	56
	EUR	26,972	JPY	3,347,167	06/19/2019	71
	EUR	41,974	SEK	438,021	06/19/2019	7
	EUR	54,021	USD	60,977	06/19/2019	28
	GBP	253,000	USD	326,221	04/12/2019	3,467
	JPY	6,600,280	EUR	52,992	06/19/2019	80
	JPY	54,790,346	USD	494,739	06/19/2019	2,689
	NOK	1,377,465	EUR	141,074	06/19/2019	883
	NOK	147,031	USD	17,076	06/19/2019	23
	NZD	40,295	EUR	24,212	06/19/2019	141
	SEK	576,815	EUR	54,498	06/19/2019	868
	USD	117,708	AUD	163,475	04/04/2019	1,627
	USD	21,816	AUD	30,580	06/19/2019	71
	USD	159,582	CAD	212,581	04/08/2019	481
	USD	59,972	CAD	79,956	06/19/2019	22
	USD	940,918	EUR	821,000	04/26/2019	18,092
	USD	1,192,344	EUR	1,046,737	06/19/2019	10,288
	USD	371,610	GBP	278,322	06/19/2019	7,678
	USD	83,412	JPY	8,960,919	04/03/2019	2,552
	USD	337,729	JPY	37,022,531	06/19/2019	1,613
	USD	74,311	NOK	634,216	06/19/2019	553
	USD	155,013	SEK	1,410,504	04/25/2019	3,042

TOTAL						$56,032

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	206,843	USD	148,934	04/04/2019	$(2,059)
	AUD	125,978	USD	89,949	06/19/2019	(368)
	CAD	258,925	USD	194,372	04/08/2019	(585)
	EUR	53,994	AUD	86,053	06/19/2019	(218)
	EUR	107,006	GBP	92,589	06/19/2019	(229)
	EUR	16,092	JPY	2,011,918	06/19/2019	(94)
	EUR	120,711	NOK	1,174,813	06/19/2019	(310)
	EUR	89,703	SEK	940,862	06/19/2019	(500)
	EUR	824,775	USD	945,205	04/26/2019	(18,137)
	EUR	203,999	USD	232,273	06/19/2019	(1,901)
	GBP	12,554	CAD	22,209	06/19/2019	(237)
	GBP	277,108	EUR	321,893	06/19/2019	(1,161)
	GBP	23,342	USD	30,573	04/12/2019	(156)
	GBP	103,871	USD	137,244	06/19/2019	(1,423)
	JPY	11,613,101	USD	108,099	04/03/2019	(3,308)
	JPY	6,702,817	USD	60,981	06/19/2019	(128)
	NOK	112,604	USD	13,228	06/19/2019	(133)
	NZD	290,858	USD	199,868	06/19/2019	(1,491)
	SEK	1,223,000	USD	134,962	04/25/2019	(3,193)
	SEK	225,583	USD	24,514	06/19/2019	(106)
	USD	20,401	AUD	28,725	06/19/2019	(25)
	USD	77,419	CAD	103,602	06/19/2019	(259)
	USD	155,511	CHF	154,745	06/19/2019	(1,063)
	USD	763,898	GBP	592,439	04/12/2019	(8,119)
	USD	42,913	NZD	63,018	06/19/2019	(68)
	USD	14,487	SEK	133,992	06/19/2019	(11)

TOTAL						$(45,282)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At March 31, 2019, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Principal Amount	Settlement Date	Value

GNMA (Proceeds Received: $1,024,531)	4.000%	TBA-30yr	$(1,000,000)	04/17/2019	$(1,032,522)

(a)	TBA (To Be Announced) Securities are sold on a forward commitment basis with an approximate principal amounted and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australia 3 Year Bond	4	06/17/2019	$322,720	$908
Euro-Bund	1	06/06/2019	186,637	4,082
U.S. Treasury 2 Year Note	22	06/28/2019	4,689,094	15,619
U.S. Treasury 5 Year Note	32	06/28/2019	3,708,500	36,324
U.S. Treasury Long Bond	15	06/19/2019	2,248,594	56,815

Total				$113,748

Short position contracts:
3 Month Eurodollar	(3)	06/17/2019	(730,875)	4,120
3 Month Eurodollar	(1)	09/16/2019	(243,850)	(852)
3 Month Eurodollar	(24)	12/16/2019	(5,854,500)	(20,638)
Australia 10 Year Bond	(1)	06/17/2019	(98,303)	38
Canada 10 Year Bond	(1)	06/19/2019	(104,172)	(2,333)
Euro-Bobl	(1)	06/06/2019	(149,372)	(13)
U.S. Treasury 10 Year Note	(2)	06/19/2019	(248,594)	(198)
U.S. Treasury 10 Year Ultra Note	(13)	06/19/2019	(1,727,984)	(37,400)
U.S. Treasury Ultra Bond	(6)	06/19/2019	(1,010,250)	(33,430)

Total				$(90,706)

Total Futures Contracts				$23,042

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received (Paid) by the Fund	Credit Spread at March 31, 2019(a)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased(b):
iTraxx Europe Index	(1.000)%	0.650%	06/20/2024	EUR	1,325	$(27,299)	$(24,180)	$(3,119)
Protection Sold(c):
Markit CDX North America Investment Grade Index	1.000	0.561	12/20/2023	USD	700	13,828	7,000	6,828
Markit CDX North America Investment Grade Index	1.000	0.635	06/20/2024		1,600	28,802	24,409	4,393

TOTAL						$15,331	$7,229	$8,102

(a)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.
(b)	Payments made quarterly
(c)	Payments received quarterly.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)			Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%(b)	3 Month BA	06/19/2021	CAD	480	(a)	$(4,308)	$(3,723)	$(585)
3 Month BBR(c)	1.750%	06/19/2021	NZD	2,180	(a)	4,416	(2,512)	6,928
3.000(b)	3 Month LIBOR	06/19/2021	USD	920	(a)	(11,962)	(7,785)	(4,177)
6 Month EURIBOR(b)	0.250	06/19/2023	EUR	430	(a)	5,627	2,973	2,654
0.500(d)	3 Month STIBOR	06/19/2023	SEK	3,360	(a)	(2,782)	(1,364)	(1,418)
1.100(d)	1 Day SONIA	08/01/2023	GBP	40		(846)	(361)	(485)
6 Month BBR(b)	2.500	06/19/2024	AUD	580	(a)	15,751	15,644	107
2.500(b)	3 Month BA	06/19/2024	CAD	250	(a)	(5,334)	(6,071)	737
6 Month EURIBOR(b)	0.500	06/19/2024	EUR	1,250	(a)	32,259	21,143	11,116
0.500(d)	3 Month STIBOR	06/19/2024	SEK	10,490	(a)	(5,306)	1,799	(7,105)
3.000(b)	3 Month LIBOR	06/19/2024	USD	190	(a)	(6,538)	(7,366)	828
1.900(b)	6 Month LIBOR	08/03/2028	GBP	180	(a)	(6,466)	(308)	(6,158)
6 Month LIBOR(b)	1.050	08/07/2028	CHF	280	(a)	10,214	(235)	10,449
6 Month EURIBOR(b)	1.450	01/15/2029	EUR	240	(a)	7,358	214	7,144
0.350(b)	6 Month LIBOR	01/16/2029	JPY	58,400	(a)	(3,589)	(1,342)	(2,247)
6 Month EURIBOR(b)	1.200	02/12/2029	EUR	350	(a)	5,577	776	4,801
1.500(b)	6 Month LIBOR	02/12/2029	GBP	540	(a)	(5,202)	1,041	(6,243)
3 Month LIBOR(c)	2.800	02/12/2029	USD	370	(a)	4,169	(70)	4,239
6 Month EURIBOR(b)	1.200	02/21/2029	EUR	130	(a)	2,037	13	2,024
2.300(d)	6 Month NIBOR	02/21/2029	NOK	1,420	(a)	(1,217)	78	(1,295)
1.000(d)	6 Month EURIBOR	03/29/2029	EUR	330	(a)	(1,178)	(1,638)	460
3 Month LIBOR(c)	2.500	03/29/2029	USD	330	(a)	(620)	19	(639)
6 Month EURIBOR(b)	1.000	06/19/2029	EUR	90	(a)	4,972	2,785	2,187
1.000(d)	3 Month STIBOR	06/19/2029	SEK	750	(a)	(1,033)	445	(1,478)

TOTAL						$35,999	$14,155	$21,844

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2019.
(b)	Payments made semi-annually.
(c)	Payments made quarterly.
(d)	Payments made annually.

PURCHASED OPTIONS CONTRACTS — At March 31, 2019, the Fund had the following purchased contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Puts
3 Month Eurodollar	Bank of America Merrill Lynch	97.75 USD	06/15/2020	11	$2,750,000	$6,325	$5,494	$831

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Automobiles & Components – 0.5%
1,933	Aptiv plc	$ 153,654
1,437	BorgWarner, Inc.	55,195
28,318	Ford Motor Co.	248,632
9,503	General Motors Co.	352,561
1,249	Harley-Davidson, Inc.	44,540

		854,582

Banks – 5.4%
64,841	Bank of America Corp.	1,788,963
5,578	BB&T Corp.	259,544
16,957	Citigroup, Inc.	1,055,065
3,384	Citizens Financial Group, Inc.	109,980
1,154	Comerica, Inc.	84,611
5,555	Fifth Third Bancorp	140,097
1,199	First Republic Bank	120,452
7,565	Huntington Bancshares, Inc.	95,924
23,643	JPMorgan Chase & Co.	2,393,381
7,473	KeyCorp	117,700
1,010	M&T Bank Corp.	158,590
2,617	People’s United Financial, Inc.	43,024
3,295	PNC Financial Services Group, Inc. (The)	404,165
7,428	Regions Financial Corp.	105,106
3,248	SunTrust Banks, Inc.	192,444
390	SVB Financial Group*	86,721
10,865	US Bancorp	523,584
29,545	Wells Fargo & Co.	1,427,614
1,442	Zions Bancorp NA	65,481

		9,172,446

Capital Goods – 6.7%
4,171	3M Co.	866,650
666	Allegion plc	60,413
1,657	AMETEK, Inc.	137,481
1,081	AO Smith Corp.	57,639
2,985	Arconic, Inc.	57,043
3,801	Boeing Co. (The)	1,449,777
4,132	Caterpillar, Inc.	559,845
1,062	Cummins, Inc.	167,658
2,331	Deere & Co.	372,587
1,030	Dover Corp.	96,614
3,121	Eaton Corp. plc	251,428
4,462	Emerson Electric Co.	305,513
2,093	Fastenal Co.	134,601
906	Flowserve Corp.	40,897
988	Fluor Corp.	36,358
2,113	Fortive Corp.	177,260
1,039	Fortune Brands Home & Security, Inc.	49,467
1,939	General Dynamics Corp.	328,234
62,227	General Electric Co.	621,648
836	Harris Corp.	133,518
5,302	Honeywell International, Inc.	842,594
319	Huntington Ingalls Industries, Inc.	66,097
2,212	Illinois Tool Works, Inc.	317,488
1,752	Ingersoll-Rand plc	189,128
903	Jacobs Engineering Group, Inc.	67,897
6,608	Johnson Controls International plc	244,100
581	L3 Technologies, Inc.	119,901
1,784	Lockheed Martin Corp.	535,485
2,210	Masco Corp.	86,875

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
1,215	Northrop Grumman Corp.	$ 327,564
2,473	PACCAR, Inc.	168,510
943	Parker-Hannifin Corp.	161,838
1,227	Pentair plc	54,614
1,029	Quanta Services, Inc.	38,834
2,060	Raytheon Co.	375,085
876	Rockwell Automation, Inc.	153,703
741	Roper Technologies, Inc.	253,400
398	Snap-on, Inc.	62,295
1,075	Stanley Black & Decker, Inc.	146,383
1,710	Textron, Inc.	86,629
354	TransDigm Group, Inc.*	160,712
605	United Rentals, Inc.*	69,121
5,847	United Technologies Corp.	753,620
963	Wabtec Corp.	70,992
324	WW Grainger, Inc.	97,501
1,258	Xylem, Inc.	99,432

		11,454,429

Commercial & Professional Services – 0.7%
622	Cintas Corp.	125,712
1,509	Copart, Inc.*	91,430
843	Equifax, Inc.	99,896
2,597	IHS Markit Ltd.*	141,225
2,557	Nielsen Holdings plc	60,524
1,549	Republic Services, Inc.	124,509
917	Robert Half International, Inc.	59,752
1,077	Rollins, Inc.	44,825
1,172	Verisk Analytics, Inc.	155,876
2,840	Waste Management, Inc.	295,104

		1,198,853

Consumer Durables & Apparel – 1.1%
1,057	Capri Holdings Ltd.*	48,358
2,535	DR Horton, Inc.	104,898
839	Garmin Ltd.	72,448
2,697	Hanesbrands, Inc.	48,222
815	Hasbro, Inc.	69,291
931	Leggett & Platt, Inc.	39,307
2,065	Lennar Corp. Class A	101,371
2,376	Mattel, Inc.*(a)	30,888
473	Mohawk Industries, Inc.*	59,669
3,034	Newell Brands, Inc.	46,541
9,148	NIKE, Inc. Class B	770,353
1,915	PulteGroup, Inc.	53,543
525	PVH Corp.	64,024
413	Ralph Lauren Corp.	53,558
2,140	Tapestry, Inc.	69,529
1,254	Under Armour, Inc. Class A*	26,510
1,232	Under Armour, Inc. Class C*	23,248
2,328	VF Corp.	202,326
464	Whirlpool Corp.	61,661

		1,945,745

Consumer Services – 1.8%
2,878	Carnival Corp.	145,972
176	Chipotle Mexican Grill, Inc.*	125,015
875	Darden Restaurants, Inc.	106,286
1,374	H&R Block, Inc.	32,894
2,130	Hilton Worldwide Holdings, Inc.	177,024
2,021	Marriott International, Inc. Class A	252,807

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
5,525	McDonald’s Corp.	$ 1,049,198
3,644	MGM Resorts International	93,505
1,409	Norwegian Cruise Line Holdings Ltd.*	77,439
1,210	Royal Caribbean Cruises Ltd.	138,690
8,948	Starbucks Corp.	665,194
689	Wynn Resorts Ltd.	82,211
2,279	Yum! Brands, Inc.	227,467

		3,173,702

Diversified Financials – 5.0%
380	Affiliated Managers Group, Inc.	40,702
5,010	American Express Co.	547,593
988	Ameriprise Financial, Inc.	126,563
6,286	Bank of New York Mellon Corp. (The)	317,003
14,014	Berkshire Hathaway, Inc. Class B*	2,815,272
870	BlackRock, Inc.	371,812
3,431	Capital One Financial Corp.	280,278
841	Cboe Global Markets, Inc.	80,265
8,710	Charles Schwab Corp. (The)	372,440
2,577	CME Group, Inc.	424,123
2,454	Discover Financial Services	174,627
1,829	E*TRADE Financial Corp.	84,920
2,129	Franklin Resources, Inc.	70,555
2,488	Goldman Sachs Group, Inc. (The)(b)	477,671
4,131	Intercontinental Exchange, Inc.	314,534
3,083	Invesco Ltd.	59,533
1,803	Jefferies Financial Group, Inc.	33,878
1,213	Moody’s Corp.	219,662
9,365	Morgan Stanley	395,203
644	MSCI, Inc.	128,053
835	Nasdaq, Inc.	73,054
1,584	Northern Trust Corp.	143,209
924	Raymond James Financial, Inc.	74,299
1,796	S&P Global, Inc.	378,148
2,713	State Street Corp.	178,543
4,672	Synchrony Financial	149,037
1,764	T. Rowe Price Group, Inc.	176,612

		8,507,589

Energy – 5.4%
3,620	Anadarko Petroleum Corp.	164,638
2,762	Apache Corp.	95,731
3,714	Baker Hughes a GE Co.	102,952
3,095	Cabot Oil & Gas Corp.	80,779
13,754	Chevron Corp.	1,694,218
696	Cimarex Energy Co.	48,650
1,428	Concho Resources, Inc.	158,451
8,263	ConocoPhillips	551,473
3,060	Devon Energy Corp.	96,574
1,111	Diamondback Energy, Inc.	112,800
4,154	EOG Resources, Inc.	395,378
30,649	Exxon Mobil Corp.	2,476,439
6,411	Halliburton Co.	187,842
800	Helmerich & Payne, Inc.	44,448
1,795	Hess Corp.	108,113
1,140	HollyFrontier Corp.	56,168
13,711	Kinder Morgan, Inc.	274,357
6,132	Marathon Oil Corp.	102,466
4,963	Marathon Petroleum Corp.	297,035
2,775	National Oilwell Varco, Inc.	73,926

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
3,593	Noble Energy, Inc.	$ 88,855
5,470	Occidental Petroleum Corp.	362,114
2,965	ONEOK, Inc.	207,076
3,073	Phillips 66	292,457
1,239	Pioneer Natural Resources Co.	188,675
9,890	Schlumberger Ltd.	430,907
3,216	TechnipFMC plc	75,640
3,043	Valero Energy Corp.	258,138
8,745	Williams Cos., Inc. (The)	251,156

		9,277,456

Food & Staples Retailing – 1.5%
3,161	Costco Wholesale Corp.	765,405
5,682	Kroger Co. (The)	139,777
3,467	Sysco Corp.	231,457
5,818	Walgreens Boots Alliance, Inc.	368,105
10,202	Walmart, Inc.	995,001

		2,499,745

Food, Beverage & Tobacco – 4.0%
13,556	Altria Group, Inc.	778,521
4,079	Archer-Daniels-Midland Co.	175,927
1,236	Brown-Forman Corp. Class B	65,236
1,352	Campbell Soup Co.	51,552
27,467	Coca-Cola Co. (The)	1,287,104
3,405	Conagra Brands, Inc.	94,455
1,213	Constellation Brands, Inc. Class A	212,675
4,261	General Mills, Inc.	220,507
985	Hershey Co. (The)	113,108
1,987	Hormel Foods Corp.	88,938
818	JM Smucker Co. (The)	95,297
1,817	Kellogg Co.	104,259
4,451	Kraft Heinz Co. (The)	145,325
1,072	Lamb Weston Holdings, Inc.	80,336
873	McCormick & Co., Inc. (Non-Voting)	131,500
1,400	Molson Coors Brewing Co. Class B	83,510
10,457	Mondelez International, Inc. Class A	522,013
2,847	Monster Beverage Corp.*	155,389
10,120	PepsiCo, Inc.	1,240,206
11,140	Philip Morris International, Inc.	984,665
2,107	Tyson Foods, Inc. Class A	146,289

		6,776,812

Health Care Equipment & Services – 6.3%
12,586	Abbott Laboratories	1,006,125
319	ABIOMED, Inc.*	91,103
535	Align Technology, Inc.*	152,117
1,168	AmerisourceBergen Corp.	92,879
1,857	Anthem, Inc.	532,922
3,522	Baxter International, Inc.	286,374
1,917	Becton Dickinson and Co.	478,732
10,025	Boston Scientific Corp.*	384,760
2,112	Cardinal Health, Inc.	101,693
3,000	Centene Corp.*	159,300
2,342	Cerner Corp.*	133,986
2,732	Cigna Corp.	439,360
344	Cooper Cos., Inc. (The)	101,882
9,312	CVS Health Corp.	502,196
4,411	Danaher Corp.	582,340
887	DaVita, Inc.*	48,155
1,552	DENTSPLY SIRONA, Inc.	76,964

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
1,487	Edwards Lifesciences Corp.*	$ 284,508
1,951	HCA Healthcare, Inc.	254,371
1,129	Henry Schein, Inc.*	67,864
1,906	Hologic, Inc.*	92,250
994	Humana, Inc.	264,404
607	IDEXX Laboratories, Inc.*	135,725
827	Intuitive Surgical, Inc.*	471,870
722	Laboratory Corp. of America Holdings*	110,452
1,432	McKesson Corp.	167,630
9,681	Medtronic plc	881,745
952	Quest Diagnostics, Inc.	85,604
1,005	ResMed, Inc.	104,490
2,250	Stryker Corp.	444,420
335	Teleflex, Inc.	101,224
6,926	UnitedHealth Group, Inc.	1,712,523
616	Universal Health Services, Inc. Class B	82,402
653	Varian Medical Systems, Inc.*	92,543
360	WellCare Health Plans, Inc.*	97,110
1,463	Zimmer Biomet Holdings, Inc.	186,825

		10,808,848

Household & Personal Products – 1.9%
1,773	Church & Dwight Co., Inc.	126,291
901	Clorox Co. (The)	144,574
6,193	Colgate-Palmolive Co.	424,468
3,489	Coty, Inc. Class A	40,123
1,573	Estee Lauder Cos., Inc. (The) Class A	260,410
2,475	Kimberly-Clark Corp.	306,653
18,096	Procter & Gamble Co. (The)	1,882,889

		3,185,408

Insurance – 2.3%
5,490	Aflac, Inc.	274,500
2,368	Allstate Corp. (The)	223,018
6,420	American International Group, Inc.	276,445
1,744	Aon plc	297,701
1,356	Arthur J Gallagher & Co.	105,904
397	Assurant, Inc.	37,679
940	Brighthouse Financial, Inc.*	34,113
3,292	Chubb Ltd.	461,143
1,064	Cincinnati Financial Corp.	91,398
305	Everest Re Group Ltd.	65,868
2,620	Hartford Financial Services Group, Inc. (The)	130,266
1,505	Lincoln National Corp.	88,344
1,951	Loews Corp.	93,511
3,604	Marsh & McLennan Cos., Inc.	338,416
6,845	MetLife, Inc.	291,392
1,855	Principal Financial Group, Inc.	93,102
4,169	Progressive Corp. (The)	300,543
2,989	Prudential Financial, Inc.	274,629
747	Torchmark Corp.	61,217
1,912	Travelers Cos., Inc. (The)	262,250
1,503	Unum Group	50,846
932	Willis Towers Watson plc	163,706

		4,015,991

Shares	Description	Value

Common Stocks – (continued)
Materials – 2.6%
1,585	Air Products & Chemicals, Inc.	$ 302,672
738	Albemarle Corp.	60,501
631	Avery Dennison Corp.	71,303
2,434	Ball Corp.	140,831
981	Celanese Corp.	96,736
1,681	CF Industries Holdings, Inc.	68,719
16,217	DowDuPont, Inc.	864,528
991	Eastman Chemical Co.	75,197
1,834	Ecolab, Inc.	323,774
985	FMC Corp.	75,668
10,285	Freeport-McMoRan, Inc.	132,574
735	International Flavors & Fragrances, Inc.	94,661
2,902	International Paper Co.	134,275
3,975	Linde plc	699,322
2,271	LyondellBasell Industries NV Class A	190,946
449	Martin Marietta Materials, Inc.	90,330
2,585	Mosaic Co. (The)	70,596
3,881	Newmont Mining Corp.	138,823
2,232	Nucor Corp.	130,237
705	Packaging Corp. of America	70,063
1,733	PPG Industries, Inc.	195,604
1,071	Sealed Air Corp.	49,330
590	Sherwin-Williams Co. (The)	254,119
974	Vulcan Materials Co.	115,322
1,834	Westrock Co.	70,334

		4,516,465

Media & Entertainment – 8.0%
5,469	Activision Blizzard, Inc.	249,004
2,157	Alphabet, Inc. Class A*	2,538,552
2,215	Alphabet, Inc. Class C*	2,598,882
2,404	CBS Corp. (Non-Voting) Class B	114,262
1,263	Charter Communications, Inc. Class A*	438,147
32,553	Comcast Corp. Class A	1,301,469
1,181	Discovery, Inc. Class A*	31,911
2,496	Discovery, Inc. Class C*	63,448
1,615	DISH Network Corp. Class A*	51,179
2,159	Electronic Arts, Inc.*	219,419
17,245	Facebook, Inc. Class A*	2,874,569
2,598	Fox Corp. Class A*	95,373
1,210	Fox Corp. Class B*	43,415
2,670	Interpublic Group of Cos., Inc. (The)	56,097
3,126	Netflix, Inc.*	1,114,606
2,809	News Corp. Class A	34,944
1,017	News Corp. Class B	12,702
1,593	Omnicom Group, Inc.	116,273
832	Take-Two Interactive Software, Inc.*	78,516
693	TripAdvisor, Inc.*	35,655
5,157	Twitter, Inc.*	169,562
2,641	Viacom, Inc. Class B	74,133
12,575	Walt Disney Co. (The)	1,396,174

		13,708,292

Pharmaceuticals, Biotechnology & Life Sciences – 8.2%
10,609	AbbVie, Inc.	854,979
2,314	Agilent Technologies, Inc.	185,999
1,583	Alexion Pharmaceuticals, Inc.*	213,990
2,299	Allergan plc	336,597

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
4,475	Amgen, Inc.	$ 850,161
1,440	Biogen, Inc.*	340,387
11,750	Bristol-Myers Squibb Co.	560,593
5,035	Celgene Corp.*	475,002
6,244	Eli Lilly & Co.	810,221
9,161	Gilead Sciences, Inc.	595,557
1,064	Illumina, Inc.*	330,574
1,248	Incyte Corp.*	107,340
1,137	IQVIA Holdings, Inc.*	163,557
19,250	Johnson & Johnson	2,690,958
18,589	Merck & Co., Inc.	1,546,047
177	Mettler-Toledo International, Inc.*	127,971
3,648	Mylan NV*	103,384
1,164	Nektar Therapeutics*	39,110
783	PerkinElmer, Inc.	75,450
944	Perrigo Co. plc	45,463
40,069	Pfizer, Inc.	1,701,730
552	Regeneron Pharmaceuticals, Inc.*	226,662
2,905	Thermo Fisher Scientific, Inc.	795,157
1,829	Vertex Pharmaceuticals, Inc.*	336,445
541	Waters Corp.*	136,175
3,483	Zoetis, Inc.	350,634

		14,000,143

Real Estate – 3.0%
743	Alexandria Real Estate Equities, Inc. (REIT)	105,922
3,170	American Tower Corp. (REIT)	624,680
1,113	Apartment Investment & Management Co. Class A (REIT)	55,973
983	AvalonBay Communities, Inc. (REIT)	197,317
1,134	Boston Properties, Inc. (REIT)	151,820
2,242	CBRE Group, Inc. Class A*	110,867
3,008	Crown Castle International Corp. (REIT)	385,024
1,507	Digital Realty Trust, Inc. (REIT)	179,333
2,616	Duke Realty Corp. (REIT)	79,997
583	Equinix, Inc. (REIT)	264,192
2,613	Equity Residential (REIT)	196,811
466	Essex Property Trust, Inc. (REIT)	134,786
931	Extra Space Storage, Inc. (REIT)	94,878
515	Federal Realty Investment Trust (REIT)	70,993
3,435	HCP, Inc. (REIT)	107,515
5,203	Host Hotels & Resorts, Inc. (REIT)	98,337
1,967	Iron Mountain, Inc. (REIT)	69,750
3,014	Kimco Realty Corp. (REIT)	55,759
813	Macerich Co. (The) (REIT)	35,243
801	Mid-America Apartment Communities, Inc. (REIT)	87,573
4,545	Prologis, Inc. (REIT)	327,013
1,072	Public Storage (REIT)	233,460
2,084	Realty Income Corp. (REIT)	153,299
1,187	Regency Centers Corp. (REIT)	80,111
815	SBA Communications Corp. (REIT)*	162,723
2,208	Simon Property Group, Inc. (REIT)	402,320
620	SL Green Realty Corp. (REIT)	55,750
1,934	UDR, Inc. (REIT)	87,920
2,558	Ventas, Inc. (REIT)	163,226
1,238	Vornado Realty Trust (REIT)	83,491
2,678	Welltower, Inc. (REIT)	207,813

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
5,479	Weyerhaeuser Co. (REIT)	$ 144,317

		5,208,213

Retailing – 6.6%
512	Advance Auto Parts, Inc.	87,311
2,975	Amazon.com, Inc.*	5,297,731
182	AutoZone, Inc.*	186,390
1,665	Best Buy Co., Inc.	118,315
324	Booking Holdings, Inc.*	565,351
1,278	CarMax, Inc.*	89,204
1,899	Dollar General Corp.	226,551
1,704	Dollar Tree, Inc.*	178,988
6,135	eBay, Inc.	227,854
861	Expedia Group, Inc.	102,459
788	Foot Locker, Inc.	47,753
1,637	Gap, Inc. (The)	42,857
1,069	Genuine Parts Co.	119,760
8,130	Home Depot, Inc. (The)	1,560,066
1,173	Kohl’s Corp.	80,667
1,575	L Brands, Inc.	43,439
2,207	LKQ Corp.*	62,635
5,789	Lowe’s Cos., Inc.	633,722
2,233	Macy’s, Inc.	53,659
849	Nordstrom, Inc.	37,679
578	O’Reilly Automotive, Inc.*	224,437
2,700	Ross Stores, Inc.	251,370
3,778	Target Corp.	303,222
764	Tiffany & Co.	80,640
8,896	TJX Cos., Inc. (The)	473,356
901	Tractor Supply Co.	88,082
402	Ulta Beauty, Inc.*	140,189

		11,323,687

Semiconductors & Semiconductor Equipment – 3.9%
6,423	Advanced Micro Devices, Inc.*	163,915
2,652	Analog Devices, Inc.	279,176
6,784	Applied Materials, Inc.	269,054
2,854	Broadcom, Inc.	858,226
32,458	Intel Corp.	1,742,995
1,085	KLA-Tencor Corp.	129,560
1,130	Lam Research Corp.	202,281
2,035	Maxim Integrated Products, Inc.	108,201
1,737	Microchip Technology, Inc.	144,102
8,137	Micron Technology, Inc.*	336,302
4,382	NVIDIA Corp.	786,832
945	Qorvo, Inc.*	67,785
8,663	QUALCOMM, Inc.	494,051
1,255	Skyworks Solutions, Inc.	103,512
6,760	Texas Instruments, Inc.	717,033
1,818	Xilinx, Inc.	230,504

		6,633,529

Software & Services – 11.5%
4,580	Accenture plc Class A	806,172
3,519	Adobe, Inc.*	937,778
1,148	Akamai Technologies, Inc.*	82,323
344	Alliance Data Systems Corp.	60,193
612	ANSYS, Inc.*	111,818
1,584	Autodesk, Inc.*	246,819
3,139	Automatic Data Processing, Inc.	501,424
850	Broadridge Financial Solutions, Inc.	88,136
2,071	Cadence Design Systems, Inc.*	131,529

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
896	Citrix Systems, Inc.	$ 89,295
4,152	Cognizant Technology Solutions Corp. Class A	300,812
1,896	DXC Technology Co.	121,932
2,370	Fidelity National Information Services, Inc.	268,047
2,833	Fiserv, Inc.*	250,097
642	FleetCor Technologies, Inc.*	158,311
1,047	Fortinet, Inc.*	87,917
649	Gartner, Inc.*	98,440
1,149	Global Payments, Inc.	156,861
6,414	International Business Machines Corp.	905,015
1,878	Intuit, Inc.	490,928
567	Jack Henry & Associates, Inc.	78,666
6,539	Mastercard, Inc. Class A	1,539,608
55,321	Microsoft Corp.	6,524,559
18,259	Oracle Corp.	980,691
2,277	Paychex, Inc.	182,615
8,469	PayPal Holdings, Inc.*	879,421
1,275	Red Hat, Inc.*	232,942
5,480	salesforce.com, Inc.*	867,868
4,408	Symantec Corp.	101,340
1,097	Synopsys, Inc.*	126,320
1,200	Total System Services, Inc.	114,012
760	VeriSign, Inc.*	137,986
12,608	Visa, Inc. Class A	1,969,244
3,108	Western Union Co. (The)	57,405

		19,686,524

Technology Hardware & Equipment – 5.7%
2,138	Amphenol Corp. Class A	201,913
32,299	Apple, Inc.	6,135,195
366	Arista Networks, Inc.*	115,092
31,770	Cisco Systems, Inc.	1,715,262
5,824	Corning, Inc.	192,774
440	F5 Networks, Inc.*	69,049
1,002	FLIR Systems, Inc.	47,675
10,149	Hewlett Packard Enterprise Co.	156,599
10,929	HP, Inc.	212,350
242	IPG Photonics Corp.*	36,731
2,510	Juniper Networks, Inc.	66,440
1,357	Keysight Technologies, Inc.*	118,330
1,169	Motorola Solutions, Inc.	164,151
1,853	NetApp, Inc.	128,487
1,846	Seagate Technology plc	88,405
2,449	TE Connectivity Ltd.	197,757
2,142	Western Digital Corp.	102,945
1,569	Xerox Corp.	50,177

		9,799,332

Telecommunication Services – 2.0%
52,387	AT&T, Inc.	1,642,856
6,771	CenturyLink, Inc.	81,184
29,744	Verizon Communications, Inc.	1,758,763

		3,482,803

Transportation – 2.1%
861	Alaska Air Group, Inc.	48,319
2,979	American Airlines Group, Inc.	94,613
1,002	CH Robinson Worldwide, Inc.	87,164

Shares	Description	Value

Common Stocks – (continued)
Transportation – (continued)
5,555	CSX Corp.	$ 415,625
4,512	Delta Air Lines, Inc.	233,045
1,215	Expeditors International of Washington, Inc.	92,219
1,754	FedEx Corp.	318,193
620	JB Hunt Transport Services, Inc.	62,800
710	Kansas City Southern	82,346
1,943	Norfolk Southern Corp.	363,127
3,588	Southwest Airlines Co.	186,253
5,210	Union Pacific Corp.	871,112
1,630	United Continental Holdings, Inc.*	130,041
4,989	United Parcel Service, Inc. Class B	557,471

		3,542,328

Utilities – 3.3%
4,791	AES Corp.	86,621
1,695	Alliant Energy Corp.	79,885
1,790	Ameren Corp.	131,655
3,562	American Electric Power Co., Inc.	298,317
1,327	American Water Works Co., Inc.	138,353
846	Atmos Energy Corp.	87,079
3,707	CenterPoint Energy, Inc.	113,805
2,018	CMS Energy Corp.	112,080
2,246	Consolidated Edison, Inc.	190,483
5,782	Dominion Energy, Inc.	443,248
1,308	DTE Energy Co.	163,160
5,111	Duke Energy Corp.	459,990
2,314	Edison International	143,283
1,304	Entergy Corp.	124,702
1,884	Evergy, Inc.	109,366
2,259	Eversource Energy	160,276
6,984	Exelon Corp.	350,108
3,456	FirstEnergy Corp.	143,804
3,438	NextEra Energy, Inc.	664,634
2,594	NiSource, Inc.	74,344
2,040	NRG Energy, Inc.	86,659
791	Pinnacle West Capital Corp.	75,604
5,074	PPL Corp.	161,049
3,609	Public Service Enterprise Group, Inc.	214,411
1,961	Sempra Energy	246,811
7,366	Southern Co. (The)	380,675
2,252	WEC Energy Group, Inc.	178,088
3,704	Xcel Energy, Inc.	208,202

		5,626,692

TOTAL COMMON STOCKS (Cost $61,684,800)		$170,399,614

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investment(c) – 0.0%
U.S. Treasury Obligation – 0.0%
U.S. Treasury Bills
$75,000	2.501%	06/20/2019	$ 74,608
(Cost $74,588)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $61,759,388)			$170,474,222

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
29,700	2.437%	$ 29,700
(Cost $29,700)

TOTAL INVESTMENTS – 99.5% (Cost $61,789,088)		$170,503,922

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		772,801

NET ASSETS – 100.0%		$171,276,723

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	8	06/21/2019	$1,135,120	$27,854

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 25.0%
152,344	iShares Core S&P 500 ETF	$ 43,351,009
153,900	Vanguard S&P 500 ETF	39,943,206

TOTAL EXCHANGE TRADED FUNDS (Cost $66,818,635)		$ 83,294,215

Shares	Dividend Rate	Value

Investment Companies(a) – 54.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
100,137,016	2.437%	$100,137,016
Goldman Sachs Financial Square Treasury Obligations Fund — Institutional Shares
41,113,496	2.415	41,113,496
Goldman Sachs Financial Square Treasury Solutions Fund — Institutional Shares
41,113,496	2.284	41,113,496

TOTAL INVESTMENT COMPANIES (Cost $182,364,008)		$182,364,008

TOTAL INVESTMENTS – 79.7% (Cost $249,182,643)		$265,658,223

OTHER ASSETS IN EXCESS OF LIABILITIES – 20.3%		67,820,214

NET ASSETS – 100.0%		$333,478,437

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	453	06/21/2019	$16,626,758	$200,179
Euro-Bund	358	06/06/2019	66,815,961	1,382,790
FTSE 100 Index	180	06/21/2019	16,906,712	328,417
Japan 10 Year Bond	47	06/13/2019	64,967,969	271,938
TOPIX Index	115	06/13/2019	16,518,993	(84,181)
U.S. Treasury 10 Year Note	538	06/19/2019	66,871,719	1,033,075

Total Futures Contracts				$3,132,218

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Automobiles & Components – 1.0%
9,602	Aptiv plc	$ 763,263

Banks – 1.4%
9,980	First Republic Bank	1,002,591

Capital Goods – 11.5%
12,699	Fortive Corp.	1,065,319
7,604	Harris Corp.	1,214,435
6,917	HEICO Corp.	656,216
3,545	HEICO Corp. Class A	297,993
6,435	IDEX Corp.	976,447
10,198	Ingersoll-Rand plc	1,100,874
7,455	John Bean Technologies Corp.	685,040
3,490	Roper Technologies, Inc.	1,193,475
12,578	Sensata Technologies Holding plc*	566,261
8,819	Xylem, Inc.	697,054

		8,453,114

Commercial & Professional Services – 2.6%
4,131	Cintas Corp.	834,916
8,121	Verisk Analytics, Inc.	1,080,093

		1,915,009

Consumer Durables & Apparel – 2.5%
9,425	DR Horton, Inc.	390,006
5,163	Lululemon Athletica, Inc.*	846,061
4,984	PVH Corp.	607,799

		1,843,866

Consumer Services – 4.1%
9,959	Bright Horizons Family Solutions, Inc.*	1,265,889
13,907	Choice Hotels International, Inc.	1,081,130
2,691	Domino’s Pizza, Inc.	694,547

		3,041,566

Diversified Financials – 5.0%
5,335	Cboe Global Markets, Inc.	509,172
13,456	Lazard Ltd. Class A	486,300
2,547	Moody’s Corp.	461,236
4,302	MSCI, Inc.	855,410
9,545	Northern Trust Corp.	862,964
5,262	T. Rowe Price Group, Inc.	526,831

		3,701,913

Energy – 2.5%
11,680	Cheniere Energy, Inc.*	798,445
4,681	Concho Resources, Inc.	519,404
4,825	Diamondback Energy, Inc.	489,882

		1,807,731

Food, Beverage & Tobacco – 3.8%
20,855	Brown-Forman Corp. Class B	1,100,727
7,469	McCormick & Co., Inc. (Non-Voting)	1,125,055
10,222	Monster Beverage Corp.*	557,917

		2,783,699

Health Care Equipment & Services – 9.1%
4,063	Align Technology, Inc.*	1,155,233
10,658	Centene Corp.*	565,940

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
1,618	Cooper Cos., Inc. (The)	$ 479,203
5,329	Edwards Lifesciences Corp.*	1,019,597
5,192	IDEXX Laboratories, Inc.*	1,160,931
3,398	Teleflex, Inc.	1,026,740
4,961	West Pharmaceutical Services, Inc.	546,702
5,751	Zimmer Biomet Holdings, Inc.	734,403

		6,688,749

Household & Personal Products – 0.8%
3,820	Clorox Co. (The)	612,957

Materials – 3.5%
8,869	Ashland Global Holdings, Inc.	692,935
3,573	Avery Dennison Corp.	403,749
3,639	Celanese Corp.	358,842
5,439	Martin Marietta Materials, Inc.	1,094,218

		2,549,744

Media & Entertainment – 2.0%
2,995	IAC/InterActiveCorp*	629,280
2,719	Spotify Technology SA*	377,397
14,489	Twitter, Inc.*	476,398

		1,483,075

Pharmaceuticals, Biotechnology & Life Sciences – 10.0%
11,358	Agilent Technologies, Inc.	912,956
7,011	Agios Pharmaceuticals, Inc.*	472,822
14,703	Alder Biopharmaceuticals, Inc.*	200,696
5,128	BioMarin Pharmaceutical, Inc.*	455,520
20,366	Elanco Animal Health, Inc.*	653,138
7,387	Exact Sciences Corp.*	639,862
16,106	Exelixis, Inc.*	383,323
2,976	Illumina, Inc.*	924,613
5,620	Incyte Corp.*	483,376
561	Mettler-Toledo International, Inc.*	405,603
15,187	Moderna, Inc.*(a)	309,055
5,981	PRA Health Sciences, Inc.*	659,645
1,378	Sarepta Therapeutics, Inc.*	164,244
6,631	Zoetis, Inc.	667,543

		7,332,396

Real Estate Investment Trusts – 2.5%
5,044	Equity LifeStyle Properties, Inc.	576,529
6,327	SBA Communications Corp.*	1,263,249

		1,839,778

Retailing – 8.2%
3,334	Burlington Stores, Inc.*	522,371
14,275	Dollar General Corp.	1,703,007
4,275	Expedia Group, Inc.	508,725
2,281	Five Below, Inc.*	283,414
2,046	GrubHub, Inc.*	142,136
1,938	O’Reilly Automotive, Inc.*	752,525
15,011	Ross Stores, Inc.	1,397,524
6,510	Tiffany & Co.	687,131

		5,996,833

Semiconductors & Semiconductor Equipment – 6.0%
24,296	Advanced Micro Devices, Inc.*	620,034

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
5,063	Analog Devices, Inc.	$ 532,982
56,186	Marvell Technology Group Ltd.	1,117,540
11,235	Microchip Technology, Inc.	932,056
8,350	MKS Instruments, Inc.	776,967
3,160	Xilinx, Inc.	400,656

		4,380,235

Software & Services – 19.1%
5,942	Atlassian Corp. plc Class A*	667,821
6,780	Autodesk, Inc.*	1,056,459
17,800	Black Knight, Inc.*	970,100
9,977	Citrix Systems, Inc.	994,308
3,134	Coupa Software, Inc.*	285,131
7,680	Fidelity National Information Services, Inc.	868,608
19,321	Fiserv, Inc.*	1,705,658
16,940	GoDaddy, Inc. Class A*	1,273,719
2,905	Intuit, Inc.	759,396
11,449	PTC, Inc.*	1,055,369
7,159	ServiceNow, Inc.*	1,764,622
6,143	Splunk, Inc.*	765,418
2,990	Square, Inc. Class A*	224,011
12,896	Total System Services, Inc.	1,225,249
2,146	Workday, Inc. Class A*	413,856

		14,029,725

Technology Hardware & Equipment – 2.2%
16,820	Amphenol Corp. Class A	1,588,481

Transportation – 1.1%
2,942	Lyft, Inc. Class A*	230,329
4,027	Old Dominion Freight Line, Inc.	581,459

		811,788

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $54,893,514)		$72,626,513

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
304,763	2.437%	$ 304,763
(Cost $304,763)

TOTAL INVESTMENTS – 99.3% (Cost $55,198,277)		$72,931,276

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		502,727

NET ASSETS – 100.0%		$73,434,003

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 3.4%
Adjustable Rate FHLMC(a) – 1.2%
$117,255	4.170%	05/01/2035	$ 122,617
17,844	4.534	09/01/2035	18,792
105,574	4.739	12/01/2036	110,442
185,590	4.305	04/01/2037	195,449
271,272	4.588	01/01/2038	281,383
193,616	4.608	01/01/2038	203,732

			932,415

Adjustable Rate FNMA(a) – 1.5%
39,278	4.013	05/01/2033	40,513
73,454	4.208	05/01/2035	77,355
308,940	4.443	06/01/2035	321,877
485,880	4.372	11/01/2035	505,155
58,355	4.669	12/01/2035	61,192
206,848	4.866	03/01/2037	216,845

			1,222,937

Adjustable Rate GNMA(a) – 0.2%
188,115	3.625	04/20/2033	192,601

Agency Multi-Family – 0.5%
FNMA
28,172	3.416	10/01/2020	28,446
42,296	3.619	12/01/2020	42,951
228,875	3.771	12/01/2020	232,483
94,087	4.381	06/01/2021	97,121

			401,001

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,784,718)			$ 2,748,954

Collateralized Mortgage Obligations(a) – 26.9%
Adjustable Rate Non-Agency(b) – 0.2%
Holmes Master Issuer plc Series 2018-1A, Class A2
$200,000	3.147%	10/15/2054	$ 199,353

Agency Multi-Family – 4.2%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KP04, Class AG1(c)
1,350,000	2.710	07/25/2020	1,347,475
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF03, Class A
18,491	2.826	01/25/2021	18,489
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KS02, Class A
233,636	2.870	08/25/2023	233,532
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF32, Class A(c)
942,077	2.860	05/25/2024	940,422
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF42, Class A(c)
393,027	2.736	12/25/2024	391,096
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series J15L, Class AFL(c)
491,854	2.840	08/25/2025	490,975

			3,421,989

Regular Floater – 22.5%
FHLMC REMIC Series 3049, Class FP
171,117	2.834	10/15/2035	170,359

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations(a) – (continued)
Regular Floater – (continued)
FHLMC REMIC Series 3208, Class FB(c)
$104,798	2.884%	08/15/2036	$ 104,608
FHLMC REMIC Series 3208, Class FD(c)
156,149	2.884	08/15/2036	155,865
FHLMC REMIC Series 3208, Class FG(c)
628,788	2.884	08/15/2036	627,645
FHLMC REMIC Series 3307, Class FT
975,969	2.724	07/15/2034	971,448
FHLMC REMIC Series 3311, Class KF(c)
1,720,703	2.824	05/15/2037	1,715,352
FHLMC REMIC Series 3371, Class FA(c)
398,810	3.084	09/15/2037	401,629
FHLMC REMIC Series 4174, Class FB(c)
703,908	2.784	05/15/2039	701,331
FHLMC REMIC Series 4320, Class FD
350,488	2.884	07/15/2039	349,591
FHLMC REMIC Series 4477, Class FG
469,378	2.809	10/15/2040	467,465
FHLMC REMIC Series 4508, Class CF
332,087	2.884	09/15/2045	331,938
FHLMC REMIC Series 4631, Class GF
2,149,277	2.984	11/15/2046	2,148,115
FHLMC REMIC Series 4637, Class QF(c)
1,896,891	3.489	04/15/2044	1,898,232
FNMA REMIC Series 2006-82, Class F
158,477	3.056	09/25/2036	159,277
FNMA REMIC Series 2006-96, Class FA
520,054	2.786	10/25/2036	518,188
FNMA REMIC Series 2007-33, Class HF
90,720	2.836	04/25/2037	90,347
FNMA REMIC Series 2007-36, Class F
150,090	2.716	04/25/2037	148,749
FNMA REMIC Series 2007-85, Class FC
415,216	3.026	09/25/2037	417,433
FNMA REMIC Series 2008-8, Class FB
326,027	3.305	02/25/2038	328,865
FNMA REMIC Series 2011-63, Class FG
349,717	2.936	07/25/2041	349,982
FNMA REMIC Series 2012-35, Class QF
1,105,071	2.886	04/25/2042	1,104,734
FNMA REMIC Series 2016-1, Class FT
1,085,100	2.836	02/25/2046	1,079,253
FNMA REMIC Series 2017-45, Class FA
634,388	2.829	06/25/2047	633,390
FNMA REMIC Series 2017-96, Class FC
1,196,385	2.886	12/25/2057	1,192,375
GNMA REMIC Series 2005-48, Class AF
527,287	2.688	06/20/2035	522,281
GNMA REMIC Series 2012-98, Class FA
497,424	2.888	08/20/2042	496,370
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A(c)
108,200	2.931	10/07/2020	108,149
NCUA Guaranteed Notes Trust Series 2010-R2, Class 2A(c)
282,407	2.951	11/05/2020	282,331
NCUA Guaranteed Notes Trust Series 2011-R1, Class 1A(c)
844,771	2.931	01/08/2020	844,342

			18,319,644

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,981,174)			$21,940,986

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Security(a) – 0.5%
Agency Multi-Family – 0.5%
FNMA ACES REMIC Series 2017-M13, Class FA
$389,567	2.881%	10/25/2024	$ 387,383
(Cost $389,141)

U.S. Government Agency Security(a) – 2.4%
FNMA
$2,000,000	(SOFR + 0.16%), 2.590%	01/30/2020	$ 2,001,674
(Cost $2,000,000)

Asset-Backed Securities – 42.1%
Automobile – 9.1%
Ally Master Owner Trust Series 2017-3, Class A1(a)(c)
$1,350,000	2.914%	06/15/2022	$ 1,351,505
Ally Master Owner Trust Series 2018-1, Class A2(c)
800,000	2.700	01/17/2023	799,317
Chesapeake Funding II LLC Series 2016-2A, Class A2(a)(b)(c)
143,788	3.489	06/15/2028	144,055
Chesapeake Funding II LLC Series 2017-3A, Class A2(a)(b)(c)
343,796	2.824	08/15/2029	343,697
Ford Credit Floorplan Master Owner Trust A Series 2015-2, Class A2(a)(c)
1,210,000	3.054	01/15/2022	1,213,043
GMF Floorplan Owner Revolving Trust Series 2017-2, Class A2(a)(b)(c)
900,000	2.914	07/15/2022	901,411
Mercedes-Benz Master Owner Trust Series 2018-AA, Class A(a)(b)(c)
1,500,000	2.744	05/16/2022	1,499,176
Nissan Master Owner Trust Receivables Series 2017-C, Class A(a)(c)
300,000	2.804	10/17/2022	299,978
Nissan Master Owner Trust Receivables Series 2019-A, Class A(a)(c)
850,000	3.059	02/15/2024	852,509

			7,404,691

Collateralized Loan Obligations(a)(b)(c) – 8.7%
Benefit Street Partners CLO VII Ltd. Series 2015-VIIA, Class A1AR
1,000,000	3.560	07/18/2027	993,465
Bowman Park CLO Ltd. Series 2014-1A, Class AR
248,557	3.831	11/23/2025	248,597
CBAM Ltd. Series 2018-5A, Class A
1,100,000	3.793	04/17/2031	1,087,260
Cutwater Ltd. Series 2014-1A, Class A1AR
253,776	4.037	07/15/2026	253,783
Dryden 64 CLO Ltd. Series 2018-64A, Class A
600,000	3.750	04/18/2031	590,953
Evergreen Credit Card Trust Series 2019-1, Class A
1,000,000	2.964	01/15/2023	1,002,652
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R
153,619	3.910	04/18/2026	153,617
Madison Park Funding XXX Ltd. Series 2018-30A, Class A
1,100,000	3.537	04/15/2029	1,080,748

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a)(b)(c) – (continued)
Parallel Ltd. Series 2015-1A, Class AR
$300,000	3.611%	07/20/2027	$ 298,208
Pikes Peak CLO 2 Series 2018-2A, Class A
800,000	4.109	01/18/2032	795,246
Trinitas CLO II Ltd. Series 2014-2A, Class A1R
240,773	3.967	07/15/2026	240,858
WhiteHorse IX Ltd. Series 2014-9A, Class AR
318,457	3.933	07/17/2026	318,456

			7,063,843

Credit Card(a)(c) – 7.3%
Capital One Multi-Asset Execution Trust Series 2016-A1, Class A1
300,000	2.934	02/15/2022	300,038
CARDS II Trust Series 2017-1A, Class A(b)
300,000	2.854	04/18/2022	300,017
CARDS II Trust Series 2018-1A, Class A(b)
2,200,000	2.834	04/17/2023	2,200,774
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5
1,400,000	3.111	04/22/2026	1,406,708
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7
500,000	2.862	08/08/2024	500,165
Golden Credit Card Trust Series 2019-1A, Class A(b)
350,000	2.934	12/15/2022	350,415
Trillium Credit Card Trust II Series 2018-1A, Class A(b)
900,000	2.749	02/27/2023	899,830

			5,957,947

Student Loans(a) – 17.0%
Academic Loan Funding Trust Series 2013-1A, Class A(b)(c)
409,942	3.286	12/26/2044	406,962
Access Group, Inc. Series 2015-1, Class A(b)(c)
166,744	3.186	07/25/2056	165,992
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A(c)
405,476	3.286	02/25/2041	403,181
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2(c)
882,703	3.451	02/25/2030	879,302
ECMC Group Student Loan Trust Series 2016-1A, Class A(b)(c)
222,813	3.836	07/26/2066	224,139
ECMC Group Student Loan Trust Series 2018-1A, Class A(b)(c)
610,606	3.236	02/27/2068	604,654
Edsouth Indenture No. 1 LLC Series 2010-1, Class A1(b)(c)
274,587	3.621	07/25/2023	274,847
Edsouth Indenture No. 4 LLC Series 2013-1, Class A(b)(c)
119,976	3.056	02/26/2029	118,665
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(b)(c)
215,679	3.186	02/25/2039	213,773
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(b)
138,222	3.286	06/25/2026	138,330
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(b)
500,000	3.286	04/26/2032	501,089
Educational Funding of the South, Inc. Series 2011-1, Class A2(c)
397,299	3.421	04/25/2035	395,207
Educational Funding of the South, Inc. Series 2012-1, Class A
279,059	3.535	03/25/2036	281,472

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loans(a) – (continued)
Higher Education Funding I Series 2014-1, Class A(b)(c)
$272,737	3.701%	05/25/2034	$ 274,671
Illinois Student Assistance Commission Series 2010-1, Class A3
193,458	3.671	07/25/2045	193,574
Kentucky Higher Education Student Loan Corp. Series 2013-2, Class A1(c)
584,137	3.089	09/01/2028	577,445
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1
545,452	3.239	12/01/2031	540,729
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2(c)
551,452	3.480	05/20/2030	552,583
Navient Student Loan Trust Series 2016-5A, Class A(b)(c)
989,689	3.736	06/25/2065	1,003,438
Navient Student Loan Trust Series 2016-7A, Class A(b)(c)
218,122	3.636	03/25/2066	220,009
Nelnet Student Loan Trust Series 2006-1, Class A5(c)
568,026	2.761	08/23/2027	567,248
Nelnet Student Loan Trust Series 2006-2, Class A5(c)
96,086	2.871	01/25/2030	96,028
Nelnet Student Loan Trust Series 2013-5A, Class (b)(c)
75,845	3.116	01/25/2037	75,342
Nelnet Student Loan Trust Series 2014-3A, Class A(b)(c)
611,477	3.066	06/25/2041	605,788
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(c)
200,000	3.621	10/25/2037	201,273
North Carolina State Education Assistance Authority Series 2010-1, Class A1(c)
96,963	3.671	07/25/2041	96,762
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2(c)
22,418	3.747	07/01/2024	22,443
Pennsylvania Higher Education Assistance Agency Series 2006-1, Class A3(c)
463,546	2.911	10/25/2035	454,409
Scholar Funding Trust Series 2010-A, Class A(b)(c)
227,559	3.515	10/28/2041	225,409
Scholar Funding Trust Series 2011-A, Class A(b)(c)
194,222	3.665	10/28/2043	193,437
SLM Student Loan Trust Series 2005-5, Class A4(c)
941,214	2.911	10/25/2028	936,355
SLM Student Loan Trust Series 2007-1, Class A5(c)
826,690	2.861	01/26/2026	825,068
SLM Student Loan Trust Series 2008-5, Class A4(c)
70,916	4.471	07/25/2023	71,740
SLM Student Loan Trust Series 2012-3, Class A(c)
795,557	3.135	12/27/2038	794,617
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2
72,858	3.650	10/01/2024	72,946
Utah State Board of Regents Series 2015-1, Class A(c)
312,318	3.085	02/25/2043	309,589
Utah State Board of Regents Series 2016-1, Class A
361,879	3.236	09/25/2056	360,516

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loans – (continued)
Wachovia Student Loan Trust Series 2005-1, Class A5(c)
$9,313	2.901%	01/26/2026	$ 9,309

			$13,888,341

TOTAL ASSET-BACKED SECURITIES (Cost $34,279,158)			$34,314,822

Supranational(a) – 1.2%
International Bank for Reconstruction & Development
$1,000,000	(SOFR + 0.22%), 2.650%	08/21/2020	$ 1,000,263
(Cost $1,000,000)

Municipal Bond(a)(b)(c) – 0.1%
New York – 0.1%
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017
$96,778	(1 Mo. LIBOR + 0.50%), 2.984%	01/25/2033	$ 96,352
(Cost $96,778)

U.S. Treasury Obligations – 11.0%
U.S. Treasury Bonds
$220,000	3.750%	11/15/2043	$ 258,419
U.S. Treasury Notes(a)
1,500,000	(3 Mo. U.S. T-Bill MMY + 0.03%), 2.458	04/30/2020	1,498,855
2,300,000	(3 Mo. U.S. T-Bill MMY + 0.04%), 2.468	07/31/2020	2,297,495
4,900,000	(3 Mo. U.S. T-Bill MMY + 0.05%), 2.470	10/31/2020	4,892,224

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,936,241)			$ 8,946,993

Shares	Dividend Rate		Value

Investment Company(d) – 9.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
7,649,772	2.437%		$ 7,649,772
(Cost $7,649,772)

Principal Amount	Interest Rate	Maturity Date	Value

Short-Term Investments – 1.2%
Commercial Paper – 1.2%
VW Credit, Inc.
$700,000	3.407%(b)	07/08/2019	$ 694,348
300,000	3.280	12/06/2019	293,524

TOTAL SHORT-TERM INVESTMENTS (Cost $986,976)			$ 987,872

TOTAL INVESTMENTS – 98.2% (Cost $80,103,958)			$80,075,071

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%			1,467,218

NET ASSETS – 100.0%			$81,542,289

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2019.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MMY	— Money Market Yield
Mo.	— Month
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill
U.S.	— United States

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5 Year Note	6	06/28/2019	$695,344	$6,618
U.S. Treasury 10 Year Note	3	06/19/2019	372,891	6,222
U.S. Treasury 10 Year Ultra Note	3	06/19/2019	398,765	8,070

Total				$20,910

Short position contracts:
U.S. Treasury 2 Year Note	(10)	06/28/2019	(2,131,406)	(8,331)
U.S. Treasury Long Bond	(9)	06/19/2019	(1,349,157)	(35,806)

Total				$(44,137)

Total Futures Contracts				$(23,227)

SWAP CONTRACTS — At March 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(b)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.218%	3 Month LIBOR	08/31/2023	USD	910	$1,465	$(63)	$1,528

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent on March 31, 2019.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 96.1%
Australia – 5.3%
10,050	Altium Ltd. (Software & Services)	$ 231,580
4,014	ASX Ltd. (Diversified Financials)	199,396
168,364	Aurizon Holdings Ltd. (Transportation)	544,318
5,477	BHP Group plc (Materials)	132,143
4,202	CIMIC Group Ltd. (Capital Goods)	144,336
89,317	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	548,946
90,578	Evolution Mining Ltd. (Materials)	235,401
10,470	Goodman Group (REIT)	99,295
44,586	Insurance Australia Group Ltd. (Insurance)	243,376
6,459	Macquarie Group Ltd. (Diversified Financials)	594,848
4,466	QBE Insurance Group Ltd. (Insurance)	39,073
1,169	Rio Tinto Ltd. (Materials)	81,411
16,797	Rio Tinto plc ADR (Materials)	988,504
12,894	Vicinity Centres (REIT)	23,807
26,745	Woodside Petroleum Ltd. (Energy)	656,591

		4,763,025

Austria – 0.5%
8,139	OMV AG (Energy)	441,959

Belgium – 0.5%
5,242	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	450,300
65	Warehouses De Pauw CVA CVA (REIT)	10,427

		460,727

China – 0.9%
43,000	ENN Energy Holdings Ltd. (Utilities)	416,191
483,000	Towngas China Co. Ltd. (Utilities)	379,799

		795,990

Denmark – 2.6%
4,765	Carlsberg A/S Class B (Food, Beverage & Tobacco)	595,855
9,283	GN Store Nord A/S (Health Care Equipment & Services)	431,125
23,878	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,247,993
1,898	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(a)	23,670

		2,298,643

Finland – 0.1%
1,863	Kesko OYJ Class B (Food & Staples Retailing)	113,419
3,262	Ramirent OYJ (Capital Goods)	20,090

		133,509

Shares	Description	Value

Common Stocks – (continued)
France – 8.6%
7,206	Air Liquide SA (Materials)	$ 917,046
3,190	Arkema SA (Materials)	304,320
7,894	Beneteau SA (Consumer Durables & Apparel)	92,576
3,875	BNP Paribas SA (Banks)	184,404
1,277	Christian Dior SE (Consumer Durables & Apparel)	608,671
1,633	Dassault Systemes SE (Software & Services)	243,397
5,937	Eiffage SA (Capital Goods)	570,711
2,211	Faurecia SA (Automobiles & Components)	93,073
1,122	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	153,861
1,442	Kering SA (Consumer Durables & Apparel)	827,135
8,057	Lagardere SCA (Media & Entertainment)	207,318
578	Legrand SA (Capital Goods)	38,697
873	Pernod Ricard SA (Food, Beverage & Tobacco)	156,756
1,129	Peugeot SA (Automobiles & Components)	27,549
2,579	Rubis SCA (Utilities)	140,784
8,014	Safran SA (Capital Goods)	1,098,405
10,941	Schneider Electric SE (Capital Goods)	858,744
2,965	Teleperformance (Commercial & Professional Services)	533,009
2,343	Thales SA (Capital Goods)	280,715
5,122	TOTAL SA (Energy)	285,036

		7,622,207

Germany – 8.6%
3,542	adidas AG (Consumer Durables & Apparel)	861,490
1,759	Allianz SE (Registered) (Insurance)	391,989
7,700	BASF SE (Materials)	567,850
314	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	20,219
7,310	CANCOM SE (Software & Services)	329,580
7,491	Covestro AG (Materials)(a)	413,288
10,193	Deutsche Lufthansa AG (Registered) (Transportation)	224,053
16,952	Deutsche Post AG (Registered) (Transportation)	551,668
63,760	E.ON SE (Utilities)	709,536
3,777	Evotec AG (Pharmaceuticals, Biotechnology & Life Sciences)*	100,630
7,473	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	603,967
10,112	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	565,179

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
16,219	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	$ 321,986
2,324	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	265,333
1,752	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	415,214
1,216	Nemetschek SE (Software & Services)	207,789
18,696	ProSiebenSat.1 Media SE (Media & Entertainment)	266,173
240	Puma SE (Consumer Durables & Apparel)	139,187
24,316	RWE AG (Utilities)	652,939
2,013	RWE AG (Preference) (Non-Voting) (Utilities)(b)	53,630

		7,661,700

Hong Kong – 4.4%
132,000	AIA Group Ltd. (Insurance)	1,319,970
55,500	CLP Holdings Ltd. (Utilities)	643,722
25,900	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	904,908
50,500	Kerry Properties Ltd. (Real Estate)	225,776
114,000	NWS Holdings Ltd. (Capital Goods)	249,587
70,000	Swire Pacific Ltd. Class B (Real Estate)	140,196
62,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	417,548

		3,901,707

Italy – 2.0%
1,850	Avio SpA (Capital Goods)	26,065
51,917	Eni SpA (Energy)	917,297
27,625	Iren SpA (Utilities)	70,468
10,127	Mediobanca Banca di Credito Finanziario SpA (Banks)	105,443
55,599	Terna Rete Elettrica Nazionale SpA (Utilities)	352,877
21,046	UniCredit SpA (Banks)	270,346

		1,742,496

Japan – 25.9%
7,600	AEON Financial Service Co. Ltd. (Diversified Financials)	154,987
8,500	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	136,059
2,600	Amada Holdings Co. Ltd. (Capital Goods)	25,798
17,700	Asahi Kasei Corp. (Materials)	183,306
45,900	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	689,683
13,400	Benesse Holdings, Inc. (Consumer Services)	348,711

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,500	Central Japan Railway Co. (Transportation)	$ 813,563
14,700	Chubu Electric Power Co., Inc. (Utilities)	229,807
19,400	Daiwa House Industry Co. Ltd. (Real Estate)	617,844
7,800	East Japan Railway Co. (Transportation)	753,215
2,800	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	157,547
700	Fujimori Kogyo Co. Ltd. (Materials)	19,285
8,800	Fujitsu Ltd. (Software & Services)	636,413
900	Heiwa Corp. (Consumer Durables & Apparel)	18,007
24,200	Hitachi Ltd. (Technology Hardware & Equipment)	786,273
7,100	Hulic Co. Ltd. (Real Estate)	69,764
15,600	IHI Corp. (Capital Goods)	375,811
2,600	ISB Corp. (Software & Services)	46,659
15,300	Japan Airlines Co. Ltd. (Transportation)	539,165
277	Japan Retail Fund Investment Corp. (REIT)	556,599
23,400	JFE Holdings, Inc. (Materials)	398,287
8,700	JXTG Holdings, Inc. (Energy)	39,715
3,700	Kajima Corp. (Capital Goods)	54,733
4,900	Kao Corp. (Household & Personal Products)	386,741
20,500	KDDI Corp. (Telecommunication Services)	441,515
2,600	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	62,202
800	Kobayashi Pharmaceutical Co. Ltd. (Household & Personal Products)	67,686
200	Kose Corp. (Household & Personal Products)	36,862
9,000	Kyocera Corp. (Technology Hardware & Equipment)	529,946
800	Mandom Corp. (Household & Personal Products)	20,609
4,800	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	160,382
600	McDonald’s Holdings Co. Japan Ltd. (Consumer Services)	27,758
49,700	Mitsubishi Chemical Holdings Corp. (Materials)	351,012
15,000	Mitsubishi Heavy Industries Ltd. (Capital Goods)	624,209
175,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	868,481
18,000	Mitsui Fudosan Co. Ltd. (Real Estate)	453,448
7,600	MS&AD Insurance Group Holdings, Inc. (Insurance)	231,561
4,300	NEC Networks & System Integration Corp. (Software & Services)	104,040

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
600	Nippon Express Co. Ltd. (Transportation)	$ 33,454
10,400	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	443,363
500	Nitori Holdings Co. Ltd. (Retailing)	64,648
6,700	Nomura Research Institute Ltd. (Software & Services)	305,182
6,400	Obayashi Corp. (Capital Goods)	64,504
5,300	Oji Holdings Corp. (Materials)	32,981
45,000	ORIX Corp. (Diversified Financials)	646,542
27,400	Osaka Gas Co. Ltd. (Utilities)	541,729
9,300	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	582,692
14,400	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	371,112
2,200	Round One Corp. (Consumer Services)	27,910
38,400	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	573,939
46,500	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	549,435
8,200	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	132,133
13,500	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	838,102
2,400	SoftBank Group Corp. (Telecommunication Services)	233,944
7,300	Sony Corp. (Consumer Durables & Apparel)	308,215
28,100	Sumitomo Corp. (Capital Goods)	389,587
18,100	Sumitomo Heavy Industries Ltd. (Capital Goods)	588,245
20,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	728,389
13,400	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	481,584
1,200	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	114,639
700	TDK Corp. (Technology Hardware & Equipment)	55,093
11,700	TIS, Inc. (Software & Services)	555,171
10,100	Tokio Marine Holdings, Inc. (Insurance)	489,312
1,200	Tokyo Century Corp. (Diversified Financials)	52,300
15,200	Toyota Motor Corp. (Automobiles & Components)	895,444

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
99	United Urban Investment Corp. (REIT)	$ 156,292
228,400	Yahoo Japan Corp. (Media & Entertainment)	560,186
8,700	Yamaha Motor Co. Ltd. (Automobiles & Components)	171,132
3,200	Zuken, Inc. (Software & Services)	43,393

		23,048,335

Netherlands – 6.0%
23,086	ABN AMRO Group NV CVA (Banks)(a)	520,464
2,978	ASML Holding NV (Semiconductors & Semiconductor Equipment)	559,714
10,804	ASR Nederland NV (Insurance)	450,163
622	Euronext NV (Diversified Financials)(a)	39,462
31,249	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	831,966
7,786	Koninklijke DSM NV (Materials)	849,334
1,366	NN Group NV (Insurance)	56,834
2,398	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	211,959
15,052	Royal Dutch Shell plc Class A (Energy)	472,240
10,228	Royal Dutch Shell plc Class B (Energy)	323,262
3,018	Sligro Food Group NV (Food & Staples Retailing)	108,165
13,613	Wolters Kluwer NV (Commercial & Professional Services)	927,443

		5,351,006

New Zealand – 0.0%
3,151	Trustpower Ltd. (Utilities)	14,184

Norway – 2.4%
6,518	Aker BP ASA (Energy)	232,446
3,782	Austevoll Seafood ASA (Food, Beverage & Tobacco)	44,783
33,863	DNB ASA (Banks)	623,750
16,736	Kongsberg Gruppen ASA (Capital Goods)	254,968
37,445	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	272,040
8,165	Salmar ASA (Food, Beverage & Tobacco)	392,183
23,882	SpareBank 1 SR-Bank ASA (Banks)	275,311

		2,095,481

Portugal – 1.2%
136,841	EDP - Energias de Portugal SA (Utilities)	538,388
30,549	Galp Energia SGPS SA (Energy)	489,507

		1,027,895

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – 0.1%
11,800	Singapore Exchange Ltd. (Diversified Financials)	$ 63,787
4,300	Venture Corp. Ltd. (Technology Hardware & Equipment)	57,131

		120,918

Spain – 3.3%
13,553	ACS Actividades de Construccion y Servicios SA (Capital Goods)	595,815
139,011	Banco Bilbao Vizcaya Argentaria SA (Banks)	794,286
68,709	CaixaBank SA (Banks)	214,865
8,153	Enagas SA (Energy)	237,354
38,265	Merlin Properties Socimi SA (REIT)	500,780
22,966	Repsol SA (Energy)	392,909
23,801	Telefonica SA (Telecommunication Services)	199,378

		2,935,387

Sweden – 3.2%
12,662	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	161,384
5,184	Boliden AB (Materials)	147,739
19,301	Electrolux ABSeries B (Consumer Durables & Apparel)	497,019
1,020	Nolato AB Class B (Capital Goods)	42,464
8,347	Sandvik AB (Capital Goods)	135,757
5,063	Swedbank AB Class A (Banks)	71,555
12,347	Swedish Match AB (Food, Beverage & Tobacco)	629,979
69,217	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	637,619
31,180	Volvo AB Class B (Capital Goods)	483,793

		2,807,309

Switzerland – 7.3%
1,904	BKW AG (Utilities)	129,887
3,056	Coca-Cola HBC AG (Food, Beverage & Tobacco)	104,207
1,818	Galenica AG (Health Care Equipment & Services)(a)	90,073
6,726	Logitech International SA (Registered) (Technology Hardware & Equipment)	264,146
2,350	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	729,573
9,274	Nestle SA (Registered) (Food, Beverage & Tobacco)	884,280
2,981	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	286,532

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
3,354	Oriflame Holding AG (Household & Personal Products)	$ 64,414
7,441	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,050,404
1,308	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	469,798
725	Sonova Holding AG (Registered) (Health Care Equipment & Services)	143,673
32	Swiss Life Holding AG (Registered) (Insurance)*	14,099
2,697	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	636,957
4,350	Temenos AG (Registered) (Software & Services)	641,779

		6,509,822

United Kingdom – 13.0%
56,601	3i Group plc (Diversified Financials)	725,817
12,792	Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)	189,372
4,249	Ashtead Group plc (Capital Goods)	102,718
115,855	Aviva plc (Insurance)	623,002
28,184	Barratt Developments plc (Consumer Durables & Apparel)	220,154
837	BP plc ADR (Energy)	36,594
23,984	British American Tobacco plc (Food, Beverage & Tobacco)	1,000,561
34,650	BT Group plc (Telecommunication Services)	100,669
13,766	Burberry Group plc (Consumer Durables & Apparel)	350,850
24,289	Diageo plc (Food, Beverage & Tobacco)	993,956
131,915	Direct Line Insurance Group plc (Insurance)	606,839
28,396	Experian plc (Commercial & Professional Services)	768,548
28,501	Genel Energy plc (Energy)*	74,592
26,740	Great Portland Estates plc (REIT)	260,098
22,193	HSBC Holdings plc (Banks)	180,337
22,800	Imperial Brands plc (Food, Beverage & Tobacco)	779,924
64,772	International Consolidated Airlines Group SA (Transportation)	430,991
5,457	Intertek Group plc (Commercial & Professional Services)	345,697
208,202	Legal & General Group plc (Insurance)	747,159

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
554,203	Lloyds Banking Group plc (Banks)	$ 449,003
11,882	National Grid plc (Utilities)	131,894
9,877	Next plc (Retailing)	717,722
45,682	Pearson plc (Media & Entertainment)	498,377
12,781	Persimmon plc (Consumer Durables & Apparel)	361,518
8,063	Smith & Nephew plc (Health Care Equipment & Services)	160,124
6,567	Unilever plc ADR (Household & Personal Products)	379,047
20,121	Vodafone Group plc ADR (Telecommunication Services)	365,800

		11,601,363

United States – 0.2%
4,457	Carnival plc ADR (Consumer Services)	222,003

TOTAL COMMON STOCKS (Cost $87,786,125)		$85,555,666

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $87,786,125)		$85,555,666

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) — 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
118,822	2.437%	$ 118,822
(Cost $118,822)

TOTAL INVESTMENTS – 96.2% (Cost $87,904,947)		$85,674,488

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.8%		3,389,606

NET ASSETS – 100.0%		$89,064,094

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(c)	Represents an Affiliated Issuer.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	20	06/21/2019	$734,073	$10,449
FTSE 100 Index	4	06/21/2019	375,705	8,061
MSCI Singapore Index	1	04/29/2019	26,541	(155)
SPI 200 Index	1	06/20/2019	109,543	(186)
TOPIX Index	2	06/13/2019	287,287	(2,847)

Total Futures Contracts				$15,322

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Banks – 11.1%
502,801	Bank of America Corp.	$ 13,872,280
32,933	First Republic Bank	3,308,449
162,052	JPMorgan Chase & Co.	16,404,524
26,826	M&T Bank Corp.	4,212,218
17,941	Signature Bank	2,297,704
91,105	SunTrust Banks, Inc.	5,397,971
141,991	Wells Fargo & Co.	6,861,005

		52,354,151

Capital Goods – 6.4%
6,403	Boeing Co. (The)	2,442,232
15,802	Deere & Co.	2,525,792
375,857	General Electric Co.	3,754,812
41,734	Honeywell International, Inc.	6,632,367
89,953	ITT, Inc.	5,217,274
24,426	Raytheon Co.	4,447,486
39,755	Stanley Black & Decker, Inc.	5,413,438

		30,433,401

Commercial & Professional Services – 0.6%
30,574	Waste Connections, Inc.	2,708,551

Consumer Durables & Apparel – 1.5%
58,727	DR Horton, Inc.	2,430,123
38,248	PVH Corp.	4,664,344

		7,094,467

Consumer Services – 1.9%
33,387	McDonald’s Corp.	6,340,191
23,978	Royal Caribbean Cruises Ltd.	2,748,359

		9,088,550

Diversified Financials – 5.9%
27,205	American Express Co.	2,973,506
84,563	Berkshire Hathaway, Inc. Class B*	16,987,861
47,961	Intercontinental Exchange, Inc.	3,651,751
49,188	Northern Trust Corp.	4,447,087

		28,060,205

Energy – 9.3%
50,343	Cheniere Energy, Inc.*	3,441,448
105,632	Chevron Corp.	13,011,750
38,577	Concho Resources, Inc.	4,280,504
17,832	Diamondback Energy, Inc.	1,810,483
56,918	EOG Resources, Inc.	5,417,455
129,909	Exxon Mobil Corp.	10,496,647
93,225	Marathon Petroleum Corp.	5,579,516

		44,037,803

Food & Staples Retailing – 2.1%
104,524	Walmart, Inc.	10,194,226

Food, Beverage & Tobacco – 2.3%
83,721	Altria Group, Inc.	4,808,097
125,473	Mondelez International, Inc. Class A	6,263,612

		11,071,709

Health Care Equipment & Services – 7.5%
85,527	Boston Scientific Corp.*	3,282,526
11,035	Cooper Cos., Inc. (The)	3,268,236

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
43,528	CVS Health Corp.	$ 2,347,465
42,234	Danaher Corp.	5,575,733
13,717	Humana, Inc.	3,648,722
19,035	Laboratory Corp. of America Holdings*	2,911,974
99,218	Medtronic plc	9,036,775
44,135	Zimmer Biomet Holdings, Inc.	5,636,040

		35,707,471

Household & Personal Products – 2.8%
126,213	Procter & Gamble Co. (The)	13,132,463

Insurance – 3.3%
39,208	American Financial Group, Inc.	3,772,202
33,654	Arthur J Gallagher & Co.	2,628,378
34,954	Chubb Ltd.	4,896,356
97,955	MetLife, Inc.	4,169,944

		15,466,880

Materials – 3.0%
31,922	Celanese Corp.	3,147,828
159,145	DowDuPont, Inc.	8,484,020
12,370	Martin Marietta Materials, Inc.	2,488,597

		14,120,445

Media & Entertainment – 5.2%
3,959	Alphabet, Inc. Class A*	4,659,308
276,927	Comcast Corp. Class A	11,071,542
13,673	Facebook, Inc. Class A*	2,279,152
35,669	Fox Corp. Class A*	1,309,409
45,882	Walt Disney Co. (The)	5,094,278

		24,413,689

Pharmaceuticals, Biotechnology & Life Sciences – 8.3%
19,799	Alexion Pharmaceuticals, Inc.*	2,676,429
58,837	AstraZeneca plc ADR	2,378,780
30,104	BioMarin Pharmaceutical, Inc.*	2,674,138
77,921	Elanco Animal Health, Inc.*	2,498,927
28,287	Eli Lilly & Co.	3,670,521
105,232	Johnson & Johnson	14,710,381
58,285	Merck & Co., Inc.	4,847,563
141,113	Pfizer, Inc.	5,993,069

		39,449,808

Real Estate Investment Trusts – 4.9%
28,486	Alexandria Real Estate Equities, Inc.	4,060,964
28,877	AvalonBay Communities, Inc.	5,796,480
18,952	Federal Realty Investment Trust	2,612,533
78,304	Hudson Pacific Properties, Inc.	2,695,224
53,163	Prologis, Inc.	3,825,078
67,616	Ventas, Inc.	4,314,577

		23,304,856

Retailing – 1.7%
11,002	Advance Auto Parts, Inc.	1,876,171
18,656	Home Depot, Inc. (The)	3,579,900
28,300	Ross Stores, Inc.	2,634,730

		8,090,801

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 3.5%
47,953	Advanced Micro Devices, Inc.*	$ 1,223,761
137,782	Intel Corp.	7,398,893
205,343	Marvell Technology Group Ltd.	4,084,272
34,985	Texas Instruments, Inc.	3,710,859

		16,417,785

Software & Services – 3.3%
23,310	Accenture plc Class A	4,103,026
21,689	Check Point Software Technologies Ltd.*	2,743,442
12,942	Intuit, Inc.	3,383,168
44,250	Microsoft Corp.	5,218,845

		15,448,481

Technology Hardware & Equipment – 3.4%
13,514	Apple, Inc.	2,566,984
246,824	Cisco Systems, Inc.	13,326,028

		15,893,012

Telecommunication Services – 4.0%
146,764	AT&T, Inc.	4,602,519
243,539	Verizon Communications, Inc.	14,400,461

		19,002,980

Transportation – 1.2%
19,024	Lyft, Inc. Class A*	1,489,389
25,247	Union Pacific Corp.	4,221,298

		5,710,687

Utilities – 6.3%
73,798	Ameren Corp.	5,427,843
36,319	American Water Works Co., Inc.	3,786,619
104,946	CMS Energy Corp.	5,828,701
45,440	NextEra Energy, Inc.	8,784,461
107,722	Xcel Energy, Inc.	6,055,053

		29,882,677

TOTAL INVESTMENTS – 99.5% (Cost $417,519,590)		$471,085,098

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		2,551,758

NET ASSETS – 100.0%		$473,636,856

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.0%
Automobiles & Components – 0.6%
38,277	Aptiv plc	$ 3,042,639

Banks – 7.0%
137,141	Citizens Financial Group, Inc.	4,457,082
51,896	Comerica, Inc.	3,805,015
80,140	First Republic Bank	8,050,864
53,626	M&T Bank Corp.	8,420,355
41,227	Signature Bank	5,279,942
86,256	SunTrust Banks, Inc.	5,110,668

		35,123,926

Capital Goods – 8.9%
63,820	AMETEK, Inc.	5,295,145
68,275	Flowserve Corp.	3,081,934
139,817	ITT, Inc.	8,109,386
71,568	Jacobs Engineering Group, Inc.	5,381,198
39,131	L3 Technologies, Inc.	8,075,465
61,804	Sensata Technologies Holding plc*	2,782,416
70,489	Stanley Black & Decker, Inc.	9,598,487
65,332	Terex Corp.	2,099,117

		44,423,148

Consumer Durables & Apparel – 1.8%
96,772	DR Horton, Inc.	4,004,425
42,963	PVH Corp.	5,239,338

		9,243,763

Consumer Services – 3.0%
163,262	MGM Resorts International	4,189,303
64,603	Restaurant Brands International, Inc.	4,206,301
58,964	Royal Caribbean Cruises Ltd.	6,758,454

		15,154,058

Diversified Financials – 2.6%
28,786	Cboe Global Markets, Inc.	2,747,336
80,790	E*TRADE Financial Corp.	3,751,080
41,916	Northern Trust Corp.	3,789,625
113,434	Starwood Property Trust, Inc. (REIT)	2,535,250

		12,823,291

Energy – 5.4%
73,241	Cheniere Energy, Inc.*	5,006,755
72,892	Concho Resources, Inc.	8,088,096
71,127	Diamondback Energy, Inc.	7,221,524
82,675	Marathon Petroleum Corp.	4,948,099
66,180	Williams Cos., Inc. (The)	1,900,690

		27,165,164

Food & Staples Retailing – 1.1%
161,768	US Foods Holding Corp.*	5,647,321

Food, Beverage & Tobacco – 3.6%
40,884	Bunge Ltd.	2,169,714
87,414	Coca-Cola European Partners plc	4,522,800
109,144	Conagra Brands, Inc.	3,027,654
21,955	Constellation Brands, Inc. Class A	3,849,370
6,766	McCormick & Co., Inc. (Non-Voting)	1,019,163

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
155,380	Nomad Foods Ltd.*	$ 3,177,521

		17,766,222

Health Care Equipment & Services – 5.5%
23,452	Cooper Cos., Inc. (The)	6,945,779
41,846	DENTSPLY SIRONA, Inc.	2,075,143
29,096	Laboratory Corp. of America Holdings*	4,451,106
11,795	Teleflex, Inc.	3,563,977
81,364	Zimmer Biomet Holdings, Inc.	10,390,183

		27,426,188

Insurance – 6.4%
113,368	Arch Capital Group Ltd.*	3,664,054
12,273	Everest Re Group Ltd.	2,650,477
21,276	Hanover Insurance Group, Inc. (The)	2,429,081
85,495	Hartford Financial Services Group, Inc. (The)	4,250,811
64,085	Lincoln National Corp.	3,761,790
2,435	Markel Corp.*	2,425,844
27,714	Reinsurance Group of America, Inc.	3,934,834
46,641	Torchmark Corp.	3,822,230
28,711	Willis Towers Watson plc	5,043,087

		31,982,208

Materials – 6.4%
75,186	Ball Corp.	4,350,262
74,450	Celanese Corp.	7,341,514
370,615	Freeport-McMoRan, Inc.	4,777,227
31,599	Martin Marietta Materials, Inc.	6,357,087
81,354	Newmont Mining Corp.	2,910,033
78,619	WR Grace & Co.	6,135,427

		31,871,550

Media & Entertainment – 2.0%
116,312	Fox Corp. Class A*	4,269,813
32,817	Liberty Broadband Corp. Class C*	3,010,632
39,194	Live Nation Entertainment, Inc.*	2,490,387

		9,770,832

Pharmaceuticals, Biotechnology & Life Sciences – 1.6%
68,183	Agilent Technologies, Inc.	5,480,549
26,713	BioMarin Pharmaceutical, Inc.*	2,372,916

		7,853,465

Real Estate – 14.2%
96,510	Acadia Realty Trust (REIT)	2,631,828
54,093	Alexandria Real Estate Equities, Inc. (REIT)	7,711,498
39,477	AvalonBay Communities, Inc. (REIT)	7,924,218
44,933	Boston Properties, Inc. (REIT)	6,015,630
58,282	Camden Property Trust (REIT)	5,915,623
133,870	Cushman & Wakefield plc*	2,382,886
69,344	CyrusOne, Inc. (REIT)	3,636,399
45,625	Equity LifeStyle Properties, Inc. (REIT)	5,214,938
19,463	Essex Property Trust, Inc. (REIT)	5,629,478

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
88,052	HCP, Inc. (REIT)	$ 2,756,028
86,215	Hudson Pacific Properties, Inc. (REIT)	2,967,520
52,773	Prologis, Inc. (REIT)	3,797,017
30,575	Ryman Hospitality Properties, Inc. (REIT)	2,514,488
20,189	SBA Communications Corp. (REIT)*	4,030,936
120,307	Ventas, Inc. (REIT)	7,676,790

		70,805,277

Retailing – 2.9%
20,899	Advance Auto Parts, Inc.	3,563,906
17,917	Burlington Stores, Inc.*	2,807,236
37,745	Dollar General Corp.	4,502,978
29,204	Expedia Group, Inc.	3,475,276

		14,349,396

Semiconductors & Semiconductor Equipment – 2.6%
56,327	Advanced Micro Devices, Inc.*	1,437,465
18,563	Analog Devices, Inc.	1,954,127
399,805	Marvell Technology Group Ltd.	7,952,122
21,177	NXP Semiconductors NV	1,871,835

		13,215,549

Software & Services – 5.3%
23,175	Check Point Software Technologies Ltd.*	2,931,406
91,900	Fidelity National Information Services, Inc.	10,393,890
44,297	GoDaddy, Inc. Class A*	3,330,691
25,309	PTC, Inc.*	2,332,983
69,438	Symantec Corp.	1,596,380
26,485	Total System Services, Inc.	2,516,340
31,236	Worldpay, Inc.*	3,545,286

		26,646,976

Technology Hardware & Equipment – 2.1%
25,645	Motorola Solutions, Inc.	3,601,071
375,471	Viavi Solutions, Inc.*	4,648,331
51,158	Western Digital Corp.	2,458,653

		10,708,055

Telecommunication Services – 0.9%
190,454	CenturyLink, Inc.	2,283,543
73,104	Zayo Group Holdings, Inc.*	2,077,616

		4,361,159

Transportation – 2.1%
292,628	JetBlue Airways Corp.*	4,787,394
20,044	Lyft, Inc. Class A*	1,569,245
27,456	Old Dominion Freight Line, Inc.	3,964,372

		10,321,011

Utilities – 11.0%
46,138	American Water Works Co., Inc.	4,810,348
36,560	Atmos Energy Corp.	3,763,120
132,211	CMS Energy Corp.	7,342,999
107,497	Evergy, Inc.	6,240,201
55,081	PG&E Corp.*	980,442

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
42,395	Pinnacle West Capital Corp.	$ 4,052,114
152,564	Public Service Enterprise Group, Inc.	9,063,827
71,929	Sempra Energy	9,052,984
173,990	Xcel Energy, Inc.	9,779,978

		55,086,013

TOTAL COMMON STOCKS (Cost $433,755,341)		$484,787,211

Master Limited Partnership – 0.7%
Energy – 0.7%
115,547	Viper Energy Partners LP	$ 3,831,539
(Cost $3,779,775)

Shares	Dividend Rate	Value

Investment Company(a) – 1.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
6,476,407	2.437%	$ 6,476,407
(Cost $6,476,407)

TOTAL INVESTMENTS – 99.0% (Cost $444,011,523)		$495,095,157

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		4,766,419

NET ASSETS – 100.0%		$499,861,576

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 94.6%
Equity – 13.3%
107,485	Goldman Sachs Absolute Return Tracker Fund	$1,027,556
57,383	Goldman Sachs Emerging Markets Equity Insights Fund	545,134
34,751	Goldman Sachs Real Estate Securities Fund	521,967

		2,094,657

Fixed Income – 81.3%
250,423	Goldman Sachs Tactical Exposure Fund	2,356,481
208,181	Goldman Sachs Managed Futures Strategy Fund	2,154,678
208,430	Goldman Sachs Long Short Credit Strategies Fund	1,813,342
162,293	Goldman Sachs Strategic Income Fund	1,506,079
117,140	Goldman Sachs Emerging Markets Debt Fund	1,430,285
138,340	Goldman Sachs Alternative Premia Fund	1,152,372
118,524	Goldman Sachs High Yield Floating Rate Fund	1,110,572
124,925	Goldman Sachs High Yield Fund	792,023
82,748	Goldman Sachs Local Emerging Markets Debt Fund	474,973

		12,790,805

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $15,342,917)		$14,885,462

Exchange Traded Fund – 1.8%
5,295	ProShares Short VIX Short-Term Futures ETF	$ 277,246
(Cost $251,900)

Shares	Dividend Rate	Value

Investment Company(a) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
156,443	2.437%	$ 156,443
(Cost $153,004)

TOTAL INVESTMENTS – 97.4% (Cost $15,747,821)		$15,319,151

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		415,825

NET ASSETS – 100.0%		$15,734,976

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets E-Mini Index	11	06/21/2019	$581,570	$12,817
S&P 500 E-Mini Index	1	06/21/2019	141,890	3,059

Total				$15,876

Short position contracts:
3 Month Eurodollar	(30)	09/14/2020	(7,339,125)	(29,797)
Euro-Buxl	(2)	06/06/2019	(430,168)	(20,254)

Total				$(50,051)

Total Futures Contracts				$(34,175)

PURCHASED OPTIONS CONTRACTS — At March 31, 2019, the Portfolio had the following purchased options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Calls
3 Month Eurodollar	Barclays Bank PLC	96.88 USD	06/17/2019	14	$3,500,000	$20,300	$24,395	$(4,095)
		99.00 USD	06/17/2019	61	15,250,000	381	6,241	(5,860)
		97.75 USD	09/16/2019	5	1,250,000	531	3,137	(2,606)
		97.50 USD	06/15/2020	23	5,750,000	22,281	14,616	7,665
		97.50 USD	09/14/2020	25	6,250,000	28,906	19,406	9,500
		97.50 USD	12/14/2020	24	6,000,000	30,150	22,889	7,261
		97.00 USD	03/15/2021	2	500,000	4,588	3,580	1,008
		97.50 USD	03/15/2021	23	5,750,000	31,481	25,934	5,547
		97.00 USD	06/14/2021	1	250,000	2,319	1,852	467
		97.50 USD	06/14/2021	21	5,250,000	29,794	24,498	5,296
		98.00 USD	06/14/2021	10	2,500,000	7,938	8,146	(208)
		97.00 USD	09/13/2021	2	500,000	4,712	4,905	(193)
		98.00 USD	09/13/2021	19	4,750,000	16,150	17,675	(1,525)

Total purchased options contracts				230		$199,531	$177,274	$22,257

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Automobiles & Components – 0.3%
4,220	Dana, Inc.	$ 74,863
1,269	Gentherm, Inc.*	46,775
1,164	Modine Manufacturing Co.*	16,145
1,950	Standard Motor Products, Inc.	95,745

		233,528

Banks – 9.8%
5,488	1st Source Corp.	246,466
410	ACNB Corp.	15,170
719	Allegiance Bancshares, Inc.*	24,245
6,734	Amalgamated Bank Class A	105,387
629	Arrow Financial Corp.	20,688
5,023	Bancorp, Inc. (The)*	40,586
1,379	BankFinancial Corp.	20,506
637	Banner Corp.	34,506
1,353	Berkshire Hills Bancorp, Inc.	36,856
7,243	Cathay General Bancorp	245,610
25,183	CenterState Bank Corp.	599,607
20,596	Central Pacific Financial Corp.	593,989
378	Century Bancorp, Inc. Class A	27,594
24,716	CVB Financial Corp.	520,272
650	Enterprise Bancorp, Inc.	18,674
5,191	Equity Bancshares, Inc. Class A*	149,501
5,742	Essent Group Ltd.*	249,490
4,753	Federal Agricultural Mortgage Corp. Class C	344,260
3,352	Financial Institutions, Inc.	91,107
11,139	First Bancorp	387,192
38,879	First Commonwealth Financial Corp.	489,875
4,373	First Financial Corp.	183,666
6,855	First Foundation, Inc.	93,022
6,418	First Internet Bancorp	124,060
894	First of Long Island Corp. (The)	19,605
1,792	Flushing Financial Corp.	39,298
3,038	Hanmi Financial Corp.	64,618
3,257	Heartland Financial USA, Inc.	138,911
7,836	Hilltop Holdings, Inc.	143,007
11,433	Home BancShares, Inc.	200,878
1,069	HomeTrust Bancshares, Inc.	26,939
16,087	International Bancshares Corp.	611,789
50,987	Investors Bancorp, Inc.	604,196
2,488	LegacyTexas Financial Group, Inc.	93,026
2,006	Macatawa Bank Corp.	19,940
4,969	Mercantile Bank Corp.	162,586
583	Metropolitan Bank Holding Corp.*	20,283
2,603	Mr Cooper Group, Inc.*	24,963
4,541	National Bank Holdings Corp. Class A	151,034
6,790	NMI Holdings, Inc. Class A*	175,657
461	Pacific Premier Bancorp, Inc.	12,230
1,516	Parke Bancorp, Inc.	31,669
37,555	Radian Group, Inc.	778,891
1,756	Riverview Bancorp, Inc.	12,836
3,977	Sierra Bancorp	96,641
6,535	Southern National Bancorp of Virginia, Inc.	95,738
800	Territorial Bancorp, Inc.	21,528
12,105	TriCo Bancshares	475,605
20,737	TrustCo Bank Corp.	160,919
11,556	United Community Banks, Inc.	288,091
3,909	United Community Financial Corp.	36,549
1,697	Univest Financial Corp.	41,509

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
2,994	WSFS Financial Corp.	$ 115,568

		9,326,833

Capital Goods – 6.9%
7,751	Aegion Corp.*	136,185
9,812	Aerojet Rocketdyne Holdings, Inc.*	348,620
5,721	Albany International Corp. Class A	409,566
3,274	Barnes Group, Inc.	168,316
6,238	BMC Stock Holdings, Inc.*	110,225
10,015	Builders FirstSource, Inc.*	133,600
507	Columbus McKinnon Corp.	17,415
11,288	Comfort Systems USA, Inc.	591,378
17,898	Continental Building Products, Inc.*	443,691
2,907	CSW Industrials, Inc.*	166,542
1,476	Ducommun, Inc.*	64,236
1,377	DXP Enterprises, Inc.*	53,593
1,870	Dycom Industries, Inc.*	85,908
286	EnerSys	18,636
805	ESCO Technologies, Inc.	53,959
6,138	Great Lakes Dredge & Dock Corp.*	54,690
1,250	Harsco Corp.*	25,200
614	Hurco Cos., Inc.	24,763
13,610	JELD-WEN Holding, Inc.*	240,353
3,841	Kaman Corp.	224,468
587	MasTec, Inc.*	28,235
16,766	Meritor, Inc.*	341,188
26,805	Milacron Holdings Corp.*	303,433
4,149	Miller Industries, Inc.	127,997
3,043	Moog, Inc. Class A	264,589
3,830	MRC Global, Inc.*	66,948
802	NV5 Global, Inc.*	47,607
607	Proto Labs, Inc.*	63,820
1,264	Quanex Building Products Corp.	20,085
4,552	Rexnord Corp.*	114,437
2,756	Rush Enterprises, Inc. Class A	115,228
9,859	Simpson Manufacturing Co., Inc.	584,343
5,272	SPX FLOW, Inc.*	168,177
2,392	Tennant Co.	148,519
8,033	Titan Machinery, Inc.*	124,994
13,521	TriMas Corp.*	408,740
2,090	Vectrus, Inc.*	55,573
2,448	Watts Water Technologies, Inc. Class A	197,847
4,091	Wesco Aircraft Holdings, Inc.*	35,960

		6,589,064

Commercial & Professional Services – 4.7%
1,665	Advanced Disposal Services, Inc.*	46,620
2,195	Barrett Business Services, Inc.	169,739
14,353	CBIZ, Inc.*	290,505
5,248	CRA International, Inc.	265,234
4,573	Deluxe Corp.	199,931
3,042	Exponent, Inc.	175,584
819	Franklin Covey Co.*	20,721
2,706	Heidrick & Struggles International, Inc.	103,721
2,795	Huron Consulting Group, Inc.*	131,980
6,822	Insperity, Inc.	843,608
16,480	Kforce, Inc.	578,778
13,120	Korn Ferry	587,514
7,765	McGrath RentCorp	439,266
415	MSA Safety, Inc.	42,911
18,717	Navigant Consulting, Inc.	364,420

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial & Professional Services – (continued)
703	TriNet Group, Inc.*	$ 41,997
7,239	TrueBlue, Inc.*	171,130

		4,473,659

Consumer Durables & Apparel – 3.5%
8,909	American Outdoor Brands Corp.*	83,210
1,017	Bassett Furniture Industries, Inc.	16,689
32,700	Callaway Golf Co.	520,911
16,487	Crocs, Inc.*	424,540
13,400	Ethan Allen Interiors, Inc.	256,342
2,086	Helen of Troy Ltd.*	241,893
236	Installed Building Products, Inc.*	11,446
832	Johnson Outdoors, Inc. Class A	59,371
13,870	KB Home	335,238
6,917	MasterCraft Boat Holdings, Inc.*	156,117
9,299	Meritage Homes Corp.*	415,758
2,023	Roku, Inc.*	130,504
16,278	Taylor Morrison Home Corp. Class A*	288,934
3,983	Turtle Beach Corp.*(a)	45,247
19,770	Vista Outdoor, Inc.*	158,358
10,766	William Lyon Homes Class A*	165,473

		3,310,031

Consumer Services – 3.7%
1,504	American Public Education, Inc.*	45,301
3,218	Bloomin’ Brands, Inc.	65,808
4,887	Carrols Restaurant Group, Inc.*	48,723
10,588	Chegg, Inc.*	403,615
4,150	Dave & Buster’s Entertainment, Inc.	206,961
4,168	Denny’s Corp.*	76,483
7,779	Fiesta Restaurant Group, Inc.*	101,983
46,328	Houghton Mifflin Harcourt Co.*	336,805
17,661	K12, Inc.*	602,770
5,586	Laureate Education, Inc. Class A*	83,622
4,951	Planet Fitness, Inc. Class A*	340,233
10,198	Red Robin Gourmet Burgers, Inc.*	293,804
2,620	Scientific Games Corp. Class A*	53,500
5,391	SeaWorld Entertainment, Inc.*	138,872
9,967	Texas Roadhouse, Inc.	619,848
2,223	Weight Watchers International, Inc.*	44,793
677	Wingstop, Inc.	51,472

		3,514,593

Diversified Financials – 4.7%
14,905	AG Mortgage Investment Trust, Inc. (REIT)	251,000
53,326	Anworth Mortgage Asset Corp. (REIT)	215,437
20,835	Artisan Partners Asset Management, Inc. Class A	524,417
40,878	BrightSphere Investment Group plc	554,306
3,590	Cannae Holdings, Inc.*	87,093
5,654	Cherry Hill Mortgage Investment Corp. (REIT)	97,362
17,376	Enova International, Inc.*	396,520
4,321	Focus Financial Partners, Inc. Class A*	154,000
2,212	Green Dot Corp. Class A*	134,158
1,712	Greenhill & Co., Inc.	36,825
1,861	Houlihan Lokey, Inc.	85,327
35,284	Ladder Capital Corp. (REIT)	600,534
13,645	Moelis & Co. Class A	567,769

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
3,478	On Deck Capital, Inc.*	$ 18,851
9,147	Oppenheimer Holdings, Inc. Class A	238,005
4,371	Piper Jaffray Cos.	318,340
2,264	Regional Management Corp.*	55,287
3,731	Westwood Holdings Group, Inc.	131,592

		4,466,823

Energy – 4.8%
3,499	Arch Coal, Inc. Class A	319,354
10,033	CONSOL Energy, Inc.*	343,329
3,050	CVR Energy, Inc.	125,660
18,596	Delek US Holdings, Inc.	677,265
56,218	Denbury Resources, Inc.*	115,247
16,571	FTS International, Inc.*	165,710
34,754	Helix Energy Solutions Group, Inc.*	274,904
15,525	Matrix Service Co.*	303,980
9,962	McDermott International, Inc.*	74,117
22,791	Newpark Resources, Inc.*	208,766
15,751	Peabody Energy Corp.	446,226
30,808	Pioneer Energy Services Corp.*	54,530
18,674	Renewable Energy Group, Inc.*	410,081
11,481	SEACOR Holdings, Inc.*	485,417
23,828	Superior Energy Services, Inc.*	111,277
8,388	Unit Corp.*	119,445
6,628	W&T Offshore, Inc.*	45,733
9,761	World Fuel Services Corp.	281,995

		4,563,036

Food & Staples Retailing – 0.4%
5,747	Ingles Markets, Inc. Class A	158,732
9,313	Smart & Final Stores, Inc.*	46,006
3,685	Village Super Market, Inc. Class A	100,711
1,655	Weis Markets, Inc.	67,541

		372,990

Food, Beverage & Tobacco – 2.5%
172	Boston Beer Co., Inc. (The) Class A*	50,694
379	Cal-Maine Foods, Inc.	16,915
30,409	Darling Ingredients, Inc.*	658,355
10,816	Dean Foods Co.	32,772
3,652	Fresh Del Monte Produce, Inc.	98,714
11,498	Freshpet, Inc.*	486,250
4,278	J&J Snack Foods Corp.	679,517
1,005	John B Sanfilippo & Son, Inc.	72,229
3,224	National Beverage Corp.	186,122
12,955	Vector Group Ltd.	139,784

		2,421,352

Health Care Equipment & Services – 4.2%
1,354	Amedisys, Inc.*	166,894
868	AMN Healthcare Services, Inc.*	40,874
4,569	BioTelemetry, Inc.*	286,111
1,281	Computer Programs & Systems, Inc.	38,033
14,260	Ensign Group, Inc. (The)	729,969
8,607	GenMark Diagnostics, Inc.*	61,024
1,491	Glaukos Corp.*	116,850
1,752	Globus Medical, Inc. Class A*	86,566
952	HealthEquity, Inc.*	70,429
892	HMS Holdings Corp.*	26,412
2,562	Integer Holdings Corp.*	193,226
437	Novocure Ltd.*	21,050
959	Omnicell, Inc.*	77,526

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
9,405	Orthofix Medical, Inc.*	$ 530,536
2,393	Quidel Corp.*	156,670
8,833	STAAR Surgical Co.*	302,000
4,505	Tandem Diabetes Care, Inc.*	286,067
17,282	Tenet Healthcare Corp.*	498,413
7,157	Tivity Health, Inc.*	125,677
8,873	Triple-S Management Corp. Class B*	202,482

		4,016,809

Insurance – 2.7%
22,887	American Equity Investment Life Holding Co.	618,407
2,406	AMERISAFE, Inc.	142,916
10,019	Argo Group International Holdings Ltd.	707,943
5,289	Employers Holdings, Inc.	212,142
5,564	FBL Financial Group, Inc. Class A	348,974
10,804	Genworth Financial, Inc. Class A*	41,379
1,221	National General Holdings Corp.	28,974
103	National Western Life Group, Inc. Class A	27,034
3,467	ProAssurance Corp.	119,993
832	Safety Insurance Group, Inc.	72,501
7,896	Trupanion, Inc.*(a)	258,515

		2,578,778

Materials – 4.4%
571	AdvanSix, Inc.*	16,314
50,255	AK Steel Holding Corp.*	138,201
16,333	Allegheny Technologies, Inc.*	417,635
2,447	Balchem Corp.	227,082
12,600	Boise Cascade Co.	337,176
11,284	Carpenter Technology Corp.	517,371
3,376	Chase Corp.	312,415
2,011	Ferro Corp.*	38,068
630	HB Fuller Co.	30,643
4,570	Innophos Holdings, Inc.	137,740
2,227	Innospec, Inc.	185,620
7,774	Kraton Corp.*	250,167
11,137	Louisiana-Pacific Corp.	271,520
4,237	Materion Corp.	241,763
4,950	Minerals Technologies, Inc.	291,011
2,190	Myers Industries, Inc.	37,471
6,158	OMNOVA Solutions, Inc.*	43,229
3,554	PH Glatfelter Co.	50,183
2,269	PolyOne Corp.	66,504
6,787	Schnitzer Steel Industries, Inc. Class A	162,888
7,941	SunCoke Energy, Inc.*	67,419
3,109	Trinseo SA	140,838
4,572	Warrior Met Coal, Inc.	138,989
787	Worthington Industries, Inc.	29,371

		4,149,618

Media & Entertainment – 4.3%
28,825	AMC Entertainment Holdings, Inc. Class A	428,051
4,163	Central European Media Enterprises Ltd. Class A*	16,569
4,023	Entravision Communications Corp. Class A	13,035
16,253	EW Scripps Co. (The) Class A	341,313
20,585	Glu Mobile, Inc.*	225,200
5,197	Gray Television, Inc.*	111,008

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
11,729	Liberty TripAdvisor Holdings, Inc. Class A*	$ 166,435
1,622	Loral Space & Communications, Inc.*	58,473
11,974	MSG Networks, Inc. Class A*	260,434
17,209	New Media Investment Group, Inc.	180,694
8,870	New York Times Co. (The) Class A	291,379
7,691	Nexstar Media Group, Inc. Class A	833,474
1,503	Scholastic Corp.	59,759
18,579	Sinclair Broadcast Group, Inc. Class A	714,920
1,409	TechTarget, Inc.*	22,924
1,114	WideOpenWest, Inc.*	10,137
2,656	World Wrestling Entertainment, Inc. Class A	230,488
3,485	Yelp, Inc.*	120,233

		4,084,526

Pharmaceuticals, Biotechnology & Life Sciences – 10.2%
12,581	ACADIA Pharmaceuticals, Inc.*	337,800
4,421	Acceleron Pharma, Inc.*	205,886
25,205	Array BioPharma, Inc.*	614,498
12,450	Arrowhead Pharmaceuticals, Inc.*	228,457
3,901	Assertio Therapeutics, Inc.*	19,778
3,549	Blueprint Medicines Corp.*	284,097
8,068	CareDx, Inc.*	254,303
4,697	ChemoCentryx, Inc.*	65,241
5,763	Collegium Pharmaceutical, Inc.*	87,252
2,602	Editas Medicine, Inc.*	63,619
2,165	Fate Therapeutics, Inc.*	38,039
5,360	FibroGen, Inc.*	291,316
3,289	Fluidigm Corp.*	43,711
8,661	Genomic Health, Inc.*	606,703
3,134	Global Blood Therapeutics, Inc.*	165,883
34,806	Halozyme Therapeutics, Inc.*	560,377
9,792	Horizon Pharma plc*	258,802
15,655	Innoviva, Inc.*	219,640
1,287	Intercept Pharmaceuticals, Inc.*	143,964
1,105	Intersect ENT, Inc.*	35,526
10,546	Invitae Corp.*	246,987
15,696	Ironwood Pharmaceuticals, Inc.*	212,367
1,109	Mallinckrodt plc*	24,110
1,883	Mirati Therapeutics, Inc.*	138,024
1,524	MyoKardia, Inc.*	79,233
8,781	Myriad Genetics, Inc.*	291,529
10,982	Natera, Inc.*	226,449
6,931	OPKO Health, Inc.*	18,090
13,811	Pacira Pharmaceuticals, Inc.*	525,647
14,915	Phibro Animal Health Corp. Class A	492,195
38,611	Pieris Pharmaceuticals, Inc.*	129,347
10,748	Prestige Consumer Healthcare, Inc.*	321,473
4,086	Prothena Corp. plc*	49,563
1,723	PTC Therapeutics, Inc.*	64,854
6,347	Puma Biotechnology, Inc.*	246,200
5,347	REGENXBIO, Inc.*	306,436
9,949	Repligen Corp.*	587,787
3,162	Ultragenyx Pharmaceutical, Inc.*	219,316
9,592	Vanda Pharmaceuticals, Inc.*	176,493
26,057	Veracyte, Inc.*	651,946
6,547	Voyager Therapeutics, Inc.*	125,309
4,780	Zafgen, Inc.*	13,097

		9,671,344

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 6.9%
4,137	American Assets Trust, Inc. (REIT)	$ 189,723
13,221	Cedar Realty Trust, Inc. (REIT)	44,951
1,123	Chesapeake Lodging Trust (REIT)	31,231
78,015	Cousins Properties, Inc. (REIT)	753,625
20,668	First Industrial Realty Trust, Inc. (REIT)	730,820
7,754	Gladstone Commercial Corp. (REIT)	161,051
6,554	Kennedy-Wilson Holdings, Inc.	140,190
33,693	Lexington Realty Trust (REIT)	305,259
4,764	Marcus & Millichap, Inc.*	194,038
1,042	National Storage Affiliates Trust (REIT)	29,707
7,407	NexPoint Residential Trust, Inc. (REIT)	283,984
17,130	Piedmont Office Realty Trust, Inc. Class A (REIT)	357,161
20,668	Rexford Industrial Realty, Inc. (REIT)	740,121
34,787	RLJ Lodging Trust (REIT)	611,208
8,692	STAG Industrial, Inc. (REIT)	257,718
17,224	Terreno Realty Corp. (REIT)	724,097
8,087	Tier REIT, Inc. (REIT)	231,773
1,129	Urstadt Biddle Properties, Inc. Class A (REIT)	23,303
2,619	Washington REIT (REIT)	74,327
30,439	Xenia Hotels & Resorts, Inc. (REIT)	666,918

		6,551,205

Retailing – 5.2%
2,294	Aaron’s, Inc.	120,664
20,893	Abercrombie & Fitch Co. Class A	572,677
22,027	American Eagle Outfitters, Inc.	488,339
403	America’s Car-Mart, Inc.*	36,810
8,133	Bed Bath & Beyond, Inc.	138,180
1,591	Cato Corp. (The) Class A	23,833
10,103	Citi Trends, Inc.	195,089
7,961	Conn’s, Inc.*	181,988
11,181	Core-Mark Holding Co., Inc.	415,151
5,841	Etsy, Inc.*	392,632
37,168	Express, Inc.*	159,079
2,032	Five Below, Inc.*	252,476
2,995	Genesco, Inc.*	136,422
11,649	Groupon, Inc.*	41,354
4,984	Hudson Ltd. Class A*	68,530
14,364	Liberty Expedia Holdings, Inc. Class A*	614,779
2,970	Murphy USA, Inc.*	254,291
6,376	Rent-A-Center, Inc.*	133,067
7,049	Shoe Carnival, Inc.(a)	239,878
3,493	Shutterstock, Inc.	162,879
4,143	Sleep Number Corp.*	194,721
11,120	Tilly’s, Inc. Class A	123,766

		4,946,605

Semiconductors & Semiconductor Equipment – 2.0%
3,778	Cirrus Logic, Inc.*	158,941
12,312	Diodes, Inc.*	427,226
13,368	Inphi Corp.*	584,716
7,692	MaxLinear, Inc. Class A*	196,377
697	Nanometrics, Inc.*	21,523
16,939	Rambus, Inc.*	177,013
6,867	Semtech Corp.*	349,599

		1,915,395

Shares	Description	Value

Common Stocks – (continued)
Software & Services – 6.4%
4,975	ACI Worldwide, Inc.*	$ 163,528
10,593	Bottomline Technologies DE, Inc.*	530,603
15,156	Box, Inc. Class A*	292,662
1,482	Cardtronics plc Class A*	52,730
15,268	Cloudera, Inc.*	167,032
11,374	Cornerstone OnDemand, Inc.*	623,068
3,178	Coupa Software, Inc.*	289,134
11,389	Everi Holdings, Inc.*	119,812
4,732	HubSpot, Inc.*	786,506
6,109	New Relic, Inc.*	602,958
3,972	Paylocity Holding Corp.*	354,263
8,014	Perficient, Inc.*	219,504
22,759	Perspecta, Inc.	460,187
1,424	Presidio, Inc.	21,075
16,046	Progress Software Corp.	711,961
15,414	ServiceSource International, Inc.*	14,202
786	SPS Commerce, Inc.*	83,363
1,835	Sykes Enterprises, Inc.*	51,894
1,645	Trade Desk, Inc. (The) Class A*	325,628
1,303	Varonis Systems, Inc.*	77,698
2,178	Workiva, Inc.*	110,425
2,435	Yext, Inc.*	53,229

		6,111,462

Technology Hardware & Equipment – 5.2%
10,277	Acacia Communications, Inc.*	589,386
4,220	Aerohive Networks, Inc.*	19,117
792	Benchmark Electronics, Inc.	20,790
19,158	Casa Systems, Inc.*	159,011
5,498	Comtech Telecommunications Corp.	127,664
3,933	Control4 Corp.*	66,586
5,395	Cray, Inc.*	140,540
613	CTS Corp.	18,004
1,639	ePlus, Inc.*	145,117
15,847	Extreme Networks, Inc.*	118,694
12,108	Fabrinet*	633,975
2,926	FARO Technologies, Inc.*	128,481
26,831	Fitbit, Inc. Class A*	158,839
5,437	Harmonic, Inc.*	29,468
5,710	II-VI, Inc.*	212,640
12,926	Insight Enterprises, Inc.*	711,706
8,936	Knowles Corp.*	157,542
4,525	Novanta, Inc.*	383,403
5,231	PC Connection, Inc.	191,821
14,630	Quantenna Communications, Inc.*	355,948
369	Tech Data Corp.*	37,789
17,622	Vishay Intertechnology, Inc.	325,478
7,269	Vishay Precision Group, Inc.*	248,672

		4,980,671

Telecommunication Services – 1.7%
13,443	Cogent Communications Holdings, Inc.	729,283
3,838	Ooma, Inc.*	50,815
2,164	Shenandoah Telecommunications Co.	95,995
8,105	Spok Holdings, Inc.	110,390
59,846	Vonage Holdings Corp.*	600,854

		1,587,337

Transportation – 0.8%
2,989	Covenant Transportation Group, Inc. Class A*	56,731
11,943	Echo Global Logistics, Inc.*	295,948

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Transportation – (continued)
2,092	Forward Air Corp.	$ 135,415
10,552	Marten Transport Ltd.	188,142
1,144	Saia, Inc.*	69,898
7,092	YRC Worldwide, Inc.*	47,446

		793,580

Utilities – 3.1%
7,133	Black Hills Corp.	528,341
6,484	Clearway Energy, Inc. Class C	97,973
1,098	El Paso Electric Co.	64,585
1,275	IDACORP, Inc.	126,914
730	Northwest Natural Holding Co.	47,910
9,149	NorthWestern Corp.	644,181
1,103	ONE Gas, Inc.	98,200
5,900	Pattern Energy Group, Inc. Class A	129,800
16,131	Portland General Electric Co.	836,231
5,960	Unitil Corp.	322,853
962	York Water Co. (The)	33,016

		2,930,004

TOTAL COMMON STOCKS (Cost $88,895,297)		$93,589,243

Shares	Dividend Rate	Value

Investment Company(b) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
45,136	2.437%	45,136
(Cost $45,136)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $88,940,433)		$93,634,379

Securities Lending Reinvestment Vehicle(b) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
570,932	2.437%	$ 570,932
(Cost $570,932)

TOTAL INVESTMENTS – 99.0% (Cost $89,511,365)		$94,205,311

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		981,837

NET ASSETS – 100.0%		$95,187,148

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Automobiles & Components – 0.9%
40,316	Aptiv plc	$ 3,204,719

Banks – 1.1%
37,263	First Republic Bank	3,743,441

Capital Goods – 7.7%
19,362	Boeing Co. (The)	7,385,054
20,940	Deere & Co.	3,347,050
31,928	Fortive Corp.	2,678,440
35,159	Honeywell International, Inc.	5,587,468
16,800	Northrop Grumman Corp.	4,529,280
42,008	Sensata Technologies Holding plc*	1,891,200
12,770	Stanley Black & Decker, Inc.	1,738,891

		27,157,383

Consumer Durables & Apparel – 2.5%
72,908	NIKE, Inc. Class B	6,139,582
21,825	PVH Corp.	2,661,559

		8,801,141

Consumer Services – 2.5%
2,901	Chipotle Mexican Grill, Inc.*	2,060,609
36,629	Dunkin’ Brands Group, Inc.	2,750,838
21,174	McDonald’s Corp.	4,020,943

		8,832,390

Diversified Financials – 2.0%
18,830	Cboe Global Markets, Inc.	1,797,135
30,657	Intercontinental Exchange, Inc.	2,334,224
32,462	Northern Trust Corp.	2,934,890

		7,066,249

Energy – 1.9%
18,656	Cheniere Energy, Inc.*	1,275,324
16,284	Diamondback Energy, Inc.	1,653,314
15,638	EOG Resources, Inc.	1,488,425
40,409	Marathon Petroleum Corp.	2,418,479

		6,835,542

Food & Staples Retailing – 0.9%
31,698	Walmart, Inc.	3,091,506

Food, Beverage & Tobacco – 4.1%
36,261	Brown-Forman Corp. Class B	1,913,856
49,098	Coca-Cola Co. (The)	2,300,732
12,951	McCormick & Co., Inc. (Non-Voting)	1,950,809
53,261	Mondelez International, Inc. Class A	2,658,789
69,902	Monster Beverage Corp.*	3,815,251
21,515	Philip Morris International, Inc.	1,901,711

		14,541,148

Health Care Equipment & Services – 7.0%
10,992	Align Technology, Inc.*	3,125,355
114,824	Boston Scientific Corp.*	4,406,945
27,557	Danaher Corp.	3,638,075
16,646	Humana, Inc.	4,427,836
6,563	Intuitive Surgical, Inc.*	3,744,717
13,531	UnitedHealth Group, Inc.	3,345,675
19,715	West Pharmaceutical Services, Inc.	2,172,593

		24,861,196

Shares	Description	Value

Common Stocks – (continued)
Household & Personal Products – 0.6%
33,098	Colgate-Palmolive Co.	$ 2,268,537

Insurance – 0.3%
912	Markel Corp.*	908,571

Materials – 2.6%
37,078	DowDuPont, Inc.	1,976,628
23,059	Ecolab, Inc.	4,070,836
6,760	Martin Marietta Materials, Inc.	1,359,977
4,355	Sherwin-Williams Co. (The)	1,875,742

		9,283,183

Media & Entertainment – 13.0%
9,592	Alphabet, Inc. Class A*	11,288,729
7,257	Alphabet, Inc. Class C*	8,514,711
93,017	Comcast Corp. Class A	3,718,819
34,470	Electronic Arts, Inc.*	3,503,186
81,146	Facebook, Inc. Class A*	13,526,227
15,054	Netflix, Inc.*	5,367,654

		45,919,326

Pharmaceuticals, Biotechnology & Life Sciences – 9.0%
10,641	AbbVie, Inc.	857,558
30,955	Agilent Technologies, Inc.	2,488,163
16,742	Agios Pharmaceuticals, Inc.*	1,129,081
18,168	Alexion Pharmaceuticals, Inc.*	2,455,950
65,427	AstraZeneca plc ADR	2,645,214
33,767	BioMarin Pharmaceutical, Inc.*	2,999,523
43,491	Elanco Animal Health, Inc.*	1,394,756
37,315	Eli Lilly & Co.	4,841,994
13,745	Illumina, Inc.*	4,270,434
27,472	Incyte Corp.*	2,362,867
17,355	Vertex Pharmaceuticals, Inc.*	3,192,452
31,114	Zoetis, Inc.	3,132,246

		31,770,238

Real Estate Investment Trusts – 2.1%
23,492	American Tower Corp.	4,629,333
6,129	Equinix, Inc.	2,777,418

		7,406,751

Retailing – 7.5%
10,641	Alibaba Group Holding Ltd. ADR*	1,941,450
9,783	Amazon.com, Inc.*	17,421,077
13,646	Home Depot, Inc. (The)	2,618,531
46,877	Ross Stores, Inc.	4,364,249

		26,345,307

Semiconductors & Semiconductor Equipment – 4.3%
16,243	Analog Devices, Inc.	1,709,901
123,463	Marvell Technology Group Ltd.	2,455,679
19,131	NVIDIA Corp.	3,435,162
32,429	NXP Semiconductors NV	2,866,399
43,408	Texas Instruments, Inc.	4,604,287

		15,071,428

Software & Services – 18.6%
33,084	Accenture plc Class A	5,823,446
20,827	Adobe, Inc.*	5,550,187
14,693	Autodesk, Inc.*	2,289,463
20,925	Intuit, Inc.	5,470,004

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
32,722	Mastercard, Inc. Class A	$ 7,704,395
181,468	Microsoft Corp.	21,402,336
42,008	salesforce.com, Inc.*	6,652,807
69,113	Visa, Inc. Class A	10,794,760

		65,687,398

Technology Hardware & Equipment – 8.1%
39,082	Amphenol Corp. Class A	3,690,904
113,296	Apple, Inc.	21,520,575
63,074	Cisco Systems, Inc.	3,405,365

		28,616,844

Transportation – 3.0%
61,062	CSX Corp.	4,568,659
14,222	Lyft, Inc. Class A*	1,113,440
29,232	Union Pacific Corp.	4,887,591

		10,569,690

TOTAL INVESTMENTS – 99.7% (Cost $235,963,702)		$351,981,988

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,078,770

NET ASSETS – 100.0%		$353,060,758

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Automobiles & Components – 0.7%
7,546	Lear Corp.	$ 1,024,068
17,876	Thor Industries, Inc.	1,114,926

		2,138,994

Banks – 6.5%
107,706	Bank of America Corp.	2,971,609
82,480	Citigroup, Inc.	5,131,906
19,534	Citizens Financial Group, Inc.	634,855
40,911	Comerica, Inc.	2,999,595
5,900	First Hawaiian, Inc.	153,695
12,878	JPMorgan Chase & Co.	1,303,640
21,298	KeyCorp	335,443
8,951	PacWest Bancorp	336,647
11,514	SVB Financial Group*	2,560,253
7,791	Wells Fargo & Co.	376,461
11,084	Western Alliance Bancorp*	454,887
68,767	Zions Bancorp NA	3,122,709

		20,381,700

Capital Goods – 5.7%
12,314	AECOM*	365,356
2,233	AerCap Holdings NV*	103,924
6,845	Allison Transmission Holdings, Inc.	307,477
1,259	AMETEK, Inc.	104,459
14,437	Boeing Co. (The)	5,506,561
19,704	Caterpillar, Inc.	2,669,695
445	Cummins, Inc.	70,252
2,958	Eaton Corp. plc	238,297
6,829	Harris Corp.	1,090,660
15,758	Honeywell International, Inc.	2,504,261
1,491	Ingersoll-Rand plc	160,954
14,652	Masco Corp.	575,970
15,546	Parker-Hannifin Corp.	2,668,005
5,697	Spirit AeroSystems Holdings, Inc. Class A	521,446
17,546	Textron, Inc.	888,880
3,207	WESCO International, Inc.*	170,003

		17,946,200

Commercial & Professional Services – 0.6%
1,109	CoStar Group, Inc.*	517,260
4,435	IHS Markit Ltd.*	241,175
10,759	ManpowerGroup, Inc.	889,662
1,304	Waste Management, Inc.	135,498

		1,783,595

Consumer Durables & Apparel – 0.8%
21,994	PulteGroup, Inc.	614,952
14,762	Whirlpool Corp.	1,961,722

		2,576,674

Consumer Services – 3.1%
45,247	Carnival Corp.	2,294,928
2,606	Chipotle Mexican Grill, Inc.*	1,851,068
28,317	Hilton Worldwide Holdings, Inc.	2,353,426
25,023	Las Vegas Sands Corp.	1,525,402
31,517	Yum China Holdings, Inc.	1,415,428
2,644	Yum! Brands, Inc.	263,898

		9,704,150

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – 5.3%
111,310	Ally Financial, Inc.	$ 3,059,912
10,639	Berkshire Hathaway, Inc. Class B*	2,137,269
61,083	Charles Schwab Corp. (The)	2,611,909
6,606	MSCI, Inc.	1,313,537
49,264	State Street Corp.	3,242,064
29,405	Synchrony Financial	938,019
63,934	Voya Financial, Inc.	3,194,143

		16,496,853

Energy – 6.6%
16,839	Baker Hughes a GE Co.	466,777
8,377	Chevron Corp.	1,031,879
60,929	ConocoPhillips	4,066,402
44,690	Devon Energy Corp.	1,410,416
17,763	Exxon Mobil Corp.	1,435,250
75,790	Kinder Morgan, Inc.	1,516,558
79,416	Marathon Oil Corp.	1,327,041
20,461	Occidental Petroleum Corp.	1,354,518
38,238	Phillips 66	3,639,111
83,699	TechnipFMC plc	1,968,601
28,910	Valero Energy Corp.	2,452,435

		20,668,988

Food & Staples Retailing – 0.1%
16,835	Kroger Co. (The)	414,141

Food, Beverage & Tobacco – 4.5%
8,211	Coca-Cola European Partners plc	424,837
27,052	Ingredion, Inc.	2,561,554
5,536	Lamb Weston Holdings, Inc.	414,868
60,400	Mondelez International, Inc. Class A	3,015,168
51,455	Monster Beverage Corp.*	2,808,414
55,511	Philip Morris International, Inc.	4,906,617

		14,131,458

Health Care Equipment & Services – 5.6%
4,872	ABIOMED, Inc.*	1,391,394
2,022	Align Technology, Inc.*	574,915
13,396	Anthem, Inc.	3,844,384
3,541	Cigna Corp.	569,464
26,955	HCA Healthcare, Inc.	3,514,393
5,420	Hill-Rom Holdings, Inc.	573,761
10,633	Humana, Inc.	2,828,378
5,098	IDEXX Laboratories, Inc.*	1,139,913
4,484	Medtronic plc	408,403
1,454	Molina Healthcare, Inc.*	206,410
14,789	Universal Health Services, Inc. Class B	1,978,324
804	Varian Medical Systems, Inc.*	113,943
3,247	Zimmer Biomet Holdings, Inc.	414,642

		17,558,324

Household & Personal Products – 1.0%
38,450	Colgate-Palmolive Co.	2,635,363
1,352	Herbalife Nutrition Ltd.*	71,642
3,058	Procter & Gamble Co. (The)	318,185

		3,025,190

Insurance – 4.1%
22,623	Allstate Corp. (The)	2,130,634
10,313	Aon plc	1,760,429
59,316	Arch Capital Group Ltd.*	1,917,093

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
51,515	Athene Holding Ltd. Class A*	$ 2,101,812
1,923	Lincoln National Corp.	112,880
40,621	Progressive Corp. (The)	2,928,368
33,772	Unum Group	1,142,507
708	White Mountains Insurance Group Ltd.	655,240

		12,748,963

Materials – 1.7%
3,043	Berry Global Group, Inc.*	163,926
21,359	CF Industries Holdings, Inc.	873,156
5,527	Sealed Air Corp.	254,574
8,523	Sherwin-Williams Co. (The)	3,670,941
5,890	Westrock Co.	225,882

		5,188,479

Media & Entertainment – 7.0%
35,577	Activision Blizzard, Inc.	1,619,821
4,059	Alphabet, Inc. Class A*	4,776,996
4,182	Alphabet, Inc. Class C*	4,906,782
14,971	CBS Corp. (Non-Voting) Class B	711,572
32,780	Facebook, Inc. Class A*	5,464,098
4,862	Match Group, Inc.	275,238
5,766	Netflix, Inc.*	2,055,925
88,583	News Corp. Class A	1,101,973
2,057	Twitter, Inc.*	67,634
31,930	Viacom, Inc. Class B	896,275

		21,876,314

Pharmaceuticals, Biotechnology & Life Sciences – 8.7%
37,046	AbbVie, Inc.	2,985,537
40,055	Agilent Technologies, Inc.	3,219,621
13,464	Amgen, Inc.	2,557,891
4,287	Biogen, Inc.*	1,013,361
61,758	Bristol-Myers Squibb Co.	2,946,474
6,087	Celgene Corp.*	574,248
64,704	Gilead Sciences, Inc.	4,206,407
2,257	Incyte Corp.*	194,125
18,486	Johnson & Johnson	2,584,158
54,060	Mylan NV*	1,532,060
76,353	Pfizer, Inc.	3,242,712
11,434	Vertex Pharmaceuticals, Inc.*	2,103,284

		27,159,878

Real Estate – 3.4%
2,560	Alexandria Real Estate Equities, Inc. (REIT)	364,954
21,469	American Homes 4 Rent Class A (REIT)	487,776
10,762	American Tower Corp. (REIT)	2,120,760
180	Apartment Investment & Management Co. Class A (REIT)	9,052
17,037	Camden Property Trust (REIT)	1,729,256
68,437	Duke Realty Corp. (REIT)	2,092,803
168,667	Host Hotels & Resorts, Inc. (REIT)	3,187,806
636	Jones Lang LaSalle, Inc.	98,058
2,888	Lamar Advertising Co. Class A (REIT)	228,903
3,540	Sun Communities, Inc. (REIT)	419,561

		10,738,929

Shares	Description	Value

Common Stocks – (continued)
Retailing – 6.4%
5,683	Amazon.com, Inc.*	$ 10,120,002
14,902	Best Buy Co., Inc.	1,058,936
564	Booking Holdings, Inc.*	984,129
68,630	eBay, Inc.	2,548,918
1,185	Expedia Group, Inc.	141,015
6,881	O’Reilly Automotive, Inc.*	2,671,893
17,517	Target Corp.	1,405,915
24,272	TJX Cos., Inc. (The)	1,291,513

		20,222,321

Semiconductors & Semiconductor Equipment – 2.1%
2,155	Intel Corp.	115,723
19,388	Lam Research Corp.	3,470,646
5,263	Micron Technology, Inc.*	217,520
30,526	NXP Semiconductors NV	2,698,193

		6,502,082

Software & Services – 10.7%
32,991	Citrix Systems, Inc.	3,287,883
2,099	Fidelity National Information Services, Inc.	237,397
32,005	Fortinet, Inc.*	2,687,460
27,360	International Business Machines Corp.	3,860,496
75,484	Microsoft Corp.	8,902,583
44,299	Oracle Corp.	2,379,299
12,762	Palo Alto Networks, Inc.*	3,099,635
20,149	PayPal Holdings, Inc.*	2,092,272
12,703	ServiceNow, Inc.*	3,131,163
5,680	Tableau Software, Inc. Class A*	722,950
6,181	VeriSign, Inc.*	1,122,222
13,904	Visa, Inc. Class A	2,171,666

		33,695,026

Technology Hardware & Equipment – 5.8%
76,354	Apple, Inc.	14,503,442
518	Arista Networks, Inc.*	162,890
7,869	CDW Corp.	758,336
1,697	F5 Networks, Inc.*	266,310
29,978	Keysight Technologies, Inc.*	2,614,082

		18,305,060

Telecommunication Services – 0.2%
38,196	CenturyLink, Inc.	457,970
2,079	Telephone & Data Systems, Inc.	63,888
3,888	Verizon Communications, Inc.	229,897

		751,755

Transportation – 2.4%
26,266	CSX Corp.	1,965,222
13,748	JetBlue Airways Corp.*	224,917
8,713	Southwest Airlines Co.	452,292
28,715	Union Pacific Corp.	4,801,148
1,589	XPO Logistics, Inc.*	85,393

		7,528,972

Utilities – 6.3%
21,565	AES Corp.	389,895
25,412	Ameren Corp.	1,869,053
43,081	American Electric Power Co., Inc.	3,608,034
43,843	CMS Energy Corp.	2,435,040
27,281	DTE Energy Co.	3,403,032
74,500	Exelon Corp.	3,734,685

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
32,604	NRG Energy, Inc.	$ 1,385,018
87,842	PPL Corp.	2,788,105

		19,612,862

TOTAL INVESTMENTS – 99.3% (Cost $269,140,465)		$311,156,908

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		2,345,681

NET ASSETS – 100.0%		$313,502,589

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’, Portfolio’s and Underlying Funds valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ and Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds and the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ and the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (Including Money Market Funds) — Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Underlying Funds (Including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledge to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledge to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund and the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund and the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund and the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund and the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and or credit default swap contracts.

Upon the purchase of a call option or a put option by a Fund and the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s and the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s and the Portfolio’s NAV.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ and Portfolio’s investments and derivatives classified in the fair value hierarchy as of March 31, 2019.

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Bonds	$—	$14,129,650	$—
Mortgage-Backed Securities	—	11,277,578	—
Collateralized Mortgage Obligations	—	1,275,054	—
Commercial Mortgage-Backed Security	—	149,439	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	5,147,692	1,013,543	—
Asset-Backed Securities	—	4,461,988	—
Foreign Government Securities	—	1,763,505	—
Municipal Bonds	—	681,653	—
Investment Company	3,140,127	—	—

Total	$8,287,819	$34,752,410	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(1,032,522)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$56,032	$—
Futures Contracts(a)	117,906	—	—
Credit Default Swaps Contracts(a)	—	11,221	—
Interest Rate Swap Contracts(a)	—	53,674	—
Purchased Options Contracts	6,325	—	—

Total	$124,231	$120,927	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(45,282)	$—
Futures Contracts	(94,864)	—	—
Credit Default Swaps Contracts	—	(3,119)	—
Interest Rate Swap Contracts	—	(31,830)	—

Total	$(94,864)	$(80,231)	$—

EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$774,962	$—	$—
North America	169,624,652	—	—
Short-Term Investment	74,608	—	—
Securities Lending Reinvestment Vehicle	29,700	—	—

Total	$170,503,922	$—	$—

Derivative Type

Assets(a)
Futures Contract	$27,854	$—	$—

GLOBAL TRENDS ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$83,294,215	$—	$—
Investment Companies	182,364,008	—	—

Total	$265,658,223	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$3,216,399	$—	$—

Liabilities(a)
Futures Contracts	$(84,181)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$72,626,513	$—	$—
Securities Lending Reinvestment Vehicle	304,763	—	—

Total	$72,931,276	$—	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$8,946,993	$2,001,674	$—
Mortgage-Backed Securities	—	2,748,954	—
Collateralized Mortgage Obligations	—	21,940,986	—
Commercial Mortgage-Backed Security	—	387,383	—
Asset-Backed Securities	—	34,314,822	—
Supranational	—	1,000,263	—
Municipal Bond	—	96,352	—
Investment Company	7,649,772	—	—
Short-Term Investments	—	987,872	—

Total	$16,596,765	$63,478,306	$—

Derivative Type

Assets(b)
Futures Contracts	$20,910	$—	$—
Interest Rate Swap Contract	—	1,528	—

Total	$20,910	$1,528	$—

Liabilities(b)
Futures Contracts	$(44,137)	$—	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$27,866,950	$—
Australia and Oceania	988,504	3,788,705	—
Europe	993,400	51,696,104	—
North America	222,003	—	—
Securities Lending Reinvestment Vehicle	118,822	—	—

Total	$2,322,729	$83,351,759	$—

Derivative Type

Assets(b)
Futures Contracts	$18,510	$—	$—

Liabilities(b)
Futures Contracts	$(3,188)	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,743,442	$—	$—
Europe	2,378,780	—	—
North America	465,962,876	—	—

Total	$471,085,098	$—	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,931,406	$—	$—
Europe	9,572,156	—	—
North America	472,283,649	—	—
Master Limited Partnership	3,831,539	—	—
Investment Company	6,476,407	—	—

Total	$495,095,157	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-STRATEGY ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$2,094,657	$—	$—
Fixed Income Underlying Funds	12,790,805	—	—
Exchange Traded Fund	277,246	—	—
Investment Company	156,443	—	—

Total	$15,319,151	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$15,876	$—	$—
Purchased Options Contracts	199,531	—	—

Total	$215,407	$—	$—

Liabilities(a)
Futures Contracts	$(50,051)	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Asia	$633,975	$—	$—
Europe	66,132	—	—
North America	92,889,136	—	—
Investment Company	45,136	—	—
Securities Lending Reinvestment Vehicle	570,932	—	—

Total	$94,205,311	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Asia	$1,941,450	$—	$—
Europe	5,511,613	—	—
North America	344,528,925	—	—

Total	$351,981,988	$—	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Asia	$1,415,428	$—	$—
Europe	5,195,555	—	—
North America	304,545,925	—	—

Total	$311,156,908	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — The Growth Opportunities, Large Cap Value, Multi-Strategy Alternatives and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Equity Index, International Equity Insights, Small Cap Equity Insights and U.S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Equity Index, Growth Opportunities, International Equity Insights, Large Cap Value, Multi-Strategy Alternatives, Small Cap Equity Insights, Strategic Growth and U.S. Equity Insights Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ and Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Funds’, the Portfolio’s or an Underlying Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds, the Portfolio or an Underlying Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in the Underlying Funds — The investments of the Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent that the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, the Portfolio may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund, Portfolio and Underlying Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund, Portfolio and Underlying Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund, Portfolio and Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund, Portfolio and Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s, Portfolio’s and Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s, Portfolio’s and Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s, Portfolio’s and Underlying Fund’s expense ratio. Similarly, large Fund, Portfolio and Underlying Fund share purchases may adversely affect a Fund’s, Portfolio’s and Underlying Fund’s performance to the extent that the Fund, Portfolio and Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund and Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund and Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund and Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Fund, Portfolio and Underlying Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund, Portfolio and Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund, Portfolio and Underlying Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.